As filed with the Securities and Exchange Commission on June 1, 2018

Securities Act File No. 333-

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment

No. __	[ ]

 Post-Effective Amendment

No. __	[ ]

(Check appropriate box or boxes)

The Marsico Investment Fund

(Exact Name of Registrant as Specified in Charter)

1200 17th Street, Suite 1600

Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-860-8686

The Corporation Trust Company

The Marsico Investment Fund

Corporation Trust Center 1209 Orange Street

Wilmington, Delaware 19802

(Name and Address of Agent for Service of Process)

Copies to: Anthony H. Zacharski, Esq. Dechert LLP 90 State House Square Hartford, Connecticut 06103 (860) 524-3937

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement will become effective on June 30, 2018 pursuant to Rule 488.

No filing fee is due because an indefinite number of shares of beneficial interest have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

The Marsico Investment Fund

Marsico Flexible Capital Fund

1200 17th Street, Suite 1600

Denver, Colorado 80202

June 30, 2018

Dear Shareholder:

The Board of Trustees (the “Board”) of The Marsico Investment Fund (the “Trust”) has unanimously approved an agreement and plan of reorganization (“Plan of Reorganization”) relating to your fund, the Marsico Flexible Capital Fund (the “Acquired Fund” or “Fund”), a series of the Trust. The Reorganization is expected to occur on or about August 3, 2018.

Under the Plan of Reorganization, the Flexible Capital Fund/Acquired Fund will be combined with the Marsico Global Fund (the “Surviving Fund” or “Fund”), another series of the Trust (the “Reorganization”). The Reorganization is expected to be tax-free for federal income tax purposes, and no redemption fee or other transactional fee will be charged to shareholders as part of the Reorganization. The Flexible Capital Fund/Acquired Fund (and indirectly its shareholders), however, will incur transaction costs, such as brokerage commissions, associated with the Funds repositioning of its holdings. Upon completion of the Reorganization, you will become a shareholder of the Global Fund/Surviving Fund, and you will receive shares of the Global Fund/Surviving Fund equal in value to your shares of the Flexible Capital Fund/Acquired Fund at the valuation time on the Reorganization date. The Board unanimously determined that the Reorganization is in the best interests of both Funds.

You are not being asked to vote on the Reorganization, as shareholder approval is not required. We do, however, ask that you carefully review the enclosed Information Statement/Prospectus, which contains important information about the Reorganization and each Fund. If you have any questions, please call us at 1-888.860.8686.

Thank you for your continued support and the confidence you have placed in us.

Sincerely,

Thomas F. Marsico

Trustee, President and Chief Executive Officer

The Marsico Investment Fund

THE INFORMATION IN THIS INFORMATION STATEMENT/PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS INFORMATION STATEMENT/PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED

Subject to Completion

Dated: June 1, 2018

INFORMATION STATEMENT/PROSPECTUS

[          ] [  ], 2018

INFORMATION STATEMENT FOR:

Marsico Flexible Capital Fund

1200 17th Street, Suite 1600

Denver, Colorado 80202

1-888.860.8686

PROSPECTUS FOR:

Marsico Global Fund

1200 17th Street, Suite 1600

Denver, Colorado 80202

1-888.860.8686

INTRODUCTION

This combined information statement and prospectus (“Information Statement/Prospectus”) is being furnished to shareholders of the Marsico Flexible Capital Fund (the “Acquired Fund” or “Fund”), a series of The Marsico Investment Fund (the “Trust”) in connection with the upcoming reorganization (the “Reorganization”) of the Acquired Fund with and into the Marsico Global Fund (the “Surviving Fund” or “Fund”), another series of the Trust. The Reorganization is expected to occur on or about August 3, 2018.

This Information Statement/Prospectus provides information about the Reorganization and each Fund. Because shareholders of the Acquired Fund will ultimately hold shares of the Surviving Fund, it also serves as a prospectus for the Surviving Fund.

This Information Statement/Prospectus is for informational purposes only and you do not need to do anything in response to receiving it. We are not asking you for a proxy or written consent, and you are requested not to send us a proxy or written consent.

This Information Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information about the Surviving Fund that a shareholder should know before investing. A Statement of Additional Information (the “SAI”) relating to this Information Statement/Prospectus dated June 30, 2018, containing additional information about the Reorganization and the Funds, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference. You may receive a copy of the SAI without charge by contacting the Funds at Marsico Funds c/o UMB Fund Services, Inc., P.O. Box 3210, Milwaukee, WI 53201-3210, or calling 1-888-860-8686.

For more information regarding the Surviving Fund, see the Prospectus and SAI for the Surviving Fund dated January 31, 2018 as filed with the SEC and supplemented, which are incorporated herein by reference. The Annual Report of each of the Funds for the fiscal year ended September 30, 2017, and the Semi-Annual Report of each of the Funds for the six-month period ended March 31, 2018, which highlight certain important information such as investment results and financial information for the Funds, and which have been filed with the SEC, are incorporated herein by reference. You may receive copies of each of the Prospectuses, SAIs and shareholder reports mentioned in this paragraph without charge by contacting the Funds directly at 1-888-860-8686 or visiting the Trust’s website at marsicofunds.com.

You also can copy and review information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-551-8090 or 1-800-SEC-0330. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street N.E., Washington, D.C. 20549-0102.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS INFORMATION
STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

INTRODUCTION	1
COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES	1
COMPARISON OF FEES AND EXPENSES	6
COMPARISON OF SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS	7
COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES	8
COMPARISON OF PRINCIPAL RISKS OF INVESTING IN THE FUNDS	8
COMPARISON OF PERFORMANCE	9
INFORMATION ABOUT THE REORGANIZATION	12
The Agreement and Plan of Reorganization	12
Reasons for the Reorganization and Board Considerations	12
Tax Considerations	15
Expenses of the Reorganization	16
ADDITIONAL INFORMATION ABOUT THE FUNDS	16
Investment Adviser	16
Administrative Services	17
Other Service Providers	18
Form of Organization	18
Capitalization	18
Security Ownership of Certain Beneficial Owners	18
Financial Highlights of the Surviving Fund	20
EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION	A-1
EXHIBIT B – MARSICO FUNDS’ SHAREHOLDER INFORMATION	B-1

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INTRODUCTION

The Board of Trustees (the “Board”) of The Marsico Investment Fund (the “Trust”) has unanimously approved an agreement and plan of reorganization (“Plan of Reorganization”) relating to your fund, the Marsico Flexible Capital Fund (the “Acquired Fund” or “Fund”), a series of the Trust. Under the Plan of Reorganization, the Acquired Fund will be combined with and into the Marsico Global Fund (the “Surviving Fund” or “Fund”), another series of the Trust (the “Reorganization”). The Reorganization is scheduled to occur effective upon the close of business on August 3, 2018 or such other date as the parties may agree (the “Closing Date”).

The Plan of Reorganization provides for the following:

●	the transfer of all of the assets of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund having an aggregate value equal to the net assets of the Acquired Fund at the valuation time of the Reorganization;

●	the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund;

●	the distribution of Surviving Fund shares to the shareholders of the Acquired Fund; and

●	the complete liquidation of the Acquired Fund.

As a result of the Reorganization, each shareholder of the Acquired Fund will become the owner of the number of full and fractional shares of the Surviving Fund having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shareholder’s shares of the Acquired Fund as of the close of business on the Closing Date.

The Reorganization is expected to be tax-free for federal income tax purposes, and no redemption fee or other transactional fee will be charged to shareholders as a result of the Reorganization. Marsico Capital Management, LLC (“MCM”) the Funds’ investment adviser, has agreed to bear Reorganization expenses (excluding brokerage commissions and other transaction costs incurred by a Fund for repositioning its holdings).

The Board, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), has concluded that the Reorganization is in the best interest of each Fund, and that the interests of each Fund’s existing shareholders will not be diluted as a result of the Reorganization. The Plan of Reorganization does not require shareholder approval.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

This section will help you compare the investment objectives and principal investment strategies of the Acquired Fund and the Surviving Fund.

Investment Objectives and Principal Investment Strategies

Both the Acquired Fund and the Surviving Fund have the same investment objective: to seek long-term growth of capital.

The principal investment strategies of the Acquired Fund and the principal investment strategies of the Surviving Fund also are similar, with limited exceptions. There are certain differences, as reflected in the comparison table below. Each Fund invests primarily in the common stocks (or equity securities) of U.S. and foreign companies that are selected primarily for their long-term growth potential. However, one significant difference between the Surviving Fund and the Acquired Fund is that the Acquired Fund’s principal investment strategies permit the Fund to invest in other investments, including investing up to 40% of its total assets in fixed or variable income securities that may offer current income or potential growth of capital, including, without limitation, corporate bonds (including high-yield bonds), preferred stocks, trust-preferred securities, Treasury securities, U.S. government agency securities, asset-backed securities, and other income-producing investments. The Surviving Fund, in contrast, is subject to a 10% limitation with respect to fixed or variable income securities. Additionally, under normal market conditions, the Surviving Fund will invest significantly (generally, at least 40% of its net assets) in the securities of issuers organized or located outside the U.S. or doing business outside the U.S. or other foreign securities. Although the Acquired Fund may also make significant non-U.S. investments, it does not have a similar strategy to generally invest at least 40% of its assets in non-U.S. issuers under normal market conditions.

As of March 31, 2018, neither Fund had any exposure to such fixed or variable income securities, and the Funds’ portfolios were similar in terms of the number of positions held and the amount of exposure to foreign securities. In addition, a large majority of each Fund’s security holdings overlapped with the holdings of the other Fund.

Set forth below is a side-by-side comparison of the investment objectives and principal investment strategies of each of the Funds.

	Marsico Flexible Capital Fund/Acquired Fund	Marsico Global Fund/Surviving Fund
Investment Objective	The Fund’s goal is to seek long-term growth of capital.	The Fund’s goal is to seek long-term growth of capital.
Principal Investment Strategies

The Marsico Flexible Capital Fund is a “diversified” portfolio and invests primarily in equity securities, and other investments that are selected primarily for their long-term growth potential. The Fund’s holdings may include, without limitation, securities of companies that may be experiencing a significant positive transformation or a favorable catalyst impacting their potential growth, may be underappreciated by other investors, may be trading at compelling valuations in light of their potential growth, or may offer current income, or other securities or investments. The Fund may invest in issuers of any size throughout the world, and will normally hold a core position of between 20 and 50 securities or other investments. The number of securities or other investments held by the Fund may occasionally exceed this range at times such as when the investment adviser to the Fund, Marsico Capital Management, LLC, is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The Marsico Global Fund is a “diversified” portfolio and invests primarily in the common stocks of U.S. and foreign companies that are selected for their long-term growth potential. The Fund may invest in an unlimited number of companies of any size that are economically tied to any countries or markets throughout the world, including securities of companies economically tied to emerging markets. Under normal market conditions, the Fund will invest significantly (generally, at least 40% of its net assets) in the securities of issuers organized or located outside the U.S. or doing business outside the U.S. or other foreign securities further described in this Prospectus (unless market conditions are not deemed favorable by the investment adviser to the Fund, Marsico Capital Management, LLC, in which case the Fund generally will invest at least 30% of its assets in such foreign securities). The Fund will invest its assets in various regions and countries, including the U.S., that encompass not less than three different countries overall.

In selecting investments for the Fund, the investment adviser uses an approach that emphasizes the selection of what the investment adviser believes are stocks of high-quality companies with compelling potential for long-term capital appreciation. The investment approach combines “top-down” macro-economic analysis with “bottom-up” company and security analysis. The “top-down” approach generally considers certain macro-economic factors to formulate the strategic backdrop for security selection. These factors may include, without limitation, interest rates, inflation, monetary policy, fiscal policy, trade policy, currency movements, demographic trends, the regulatory environment, and the global competitive landscape. The investment adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, sector and industry trends, industry consolidation, and the sustainability of financial trends. Through this “top-down” analysis, the investment adviser seeks to create a strategic backdrop for actual portfolio construction by identifying sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

In selecting investments for the Fund, the investment adviser uses an approach that emphasizes the selection of what the investment adviser believes are stocks of high-quality companies with compelling potential for long-term capital appreciation. The investment approach combines “top-down” macro-economic analysis with “bottom-up” company and security analysis. The “top-down” approach generally considers certain macro-economic factors to formulate the strategic backdrop for security selection. These factors may include, without limitation, interest rates, inflation, monetary policy, fiscal policy, trade policy, currency movements, demographic trends, the regulatory environment, and the global competitive landscape. The investment adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, sector and industry trends, industry consolidation, and the sustainability of financial trends. Through this “top-down” analysis, the investment adviser seeks to create a strategic backdrop for actual portfolio construction by identifying sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

In the bottom-up analysis, the investment adviser looks for individual companies or securities (including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large, or that may offer dividend or other income. The investment adviser also may consider whether a particular security or other investment potentially offers current income, and may invest up to 40% of its total assets in various types of fixed income and variable income securities, including up to 25% in securities rated below investment grade (commonly called “high yield securities,” also often referred to as “junk bonds”). In selecting fixed income and variable income securities, the investment adviser will also focus on the potential for growth of capital. In determining whether a particular company or security may be a suitable investment, the investment adviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its market-share position, franchise durability, and pricing power; solid fundamentals (e.g., a strong balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable current valuations in the context of projected growth rates and peer group comparisons; current income; and other positive transformational catalysts or indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” company and security analysis.

In the bottom-up analysis, the investment adviser looks for individual companies or securities (including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the investment adviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its market-share position, franchise durability, and pricing power; solid fundamentals (e.g., a strong balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable current valuations in the context of projected growth rates and peer group comparisons; current income; and other positive transformational catalysts or indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” company and security analysis.

As part of this fundamental, “bottom-up” research, the investment adviser may visit a company’s management, and conduct other research to gain thorough knowledge of the company. The investment adviser also may prepare detailed earnings and cash flow models of companies.

As part of this fundamental, “bottom-up” research, the investment adviser may visit a company’s management, and conduct other research to gain thorough knowledge of the company. The investment adviser also may prepare detailed earnings and cash flow models of companies.

Examples of core investments in which the Fund may invest (i.e., the primary investments held by the Fund over time) include, without limitation, securities of companies undergoing positive, transformational change in their business model, such as, without limitation, the introduction of a new product, the appointment of a new management team, or a merger or acquisition. In addition, the Fund’s portfolio may include the securities of established companies that are expected to offer long-term growth potential, less mature companies, or securities with more aggressive growth characteristics.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund’s portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing positive, transformational change in their business model, such as, without limitation, the introduction of a new product, the appointment of a new management team, or a merger or acquisition.

Equity securities in which the Fund may invest include, without limitation, common stocks, including those that pay dividends or other distributions, securities that are convertible into common stocks or other equity securities, depositary receipts or shares, warrants, rights, real estate investment trusts, partnership securities, and other securities with equity characteristics as further described in the Fund’s Prospectus dated January 31, 2018. The fixed or variable income securities in which the Fund may invest include, without limitation, corporate bonds (including high-yield bonds), preferred stocks, trust-preferred securities, Treasury securities, U.S. government agency securities, asset-backed securities, and other income-producing investments as further described in the Fund’s Prospectus dated January 31, 2018. The Fund is not required to seek current income or to maintain any portion of its total assets in fixed or variable income securities.

The investment adviser may reduce or sell a Fund’s investments in portfolio securities if, in the opinion of the investment adviser, a security’s fundamentals change substantially, its price appreciation leads to overvaluation in relation to the investment adviser’s estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere or for other reasons.

The investment adviser may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of the investment adviser, a security’s fundamentals change substantially, its price appreciation leads to overvaluation in relation to the investment adviser’s estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere or for other reasons.

The Fund may invest without limitation in foreign securities further described in this Prospectus depending on market conditions. These securities may be traded in the U.S. or in foreign markets, and may be economically tied to emerging markets. The investment adviser generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or similar considerations.

The investment adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially affect returns to investors. The Fund may use derivative investments or instruments such as futures, options, swaps, or forward currency contracts to attempt to hedge the Fund’s portfolio, or to serve other investment purposes as discussed further in the Fund’s Prospectus dated January 31, 2018 under “More Information about the Funds.” The Fund is not intended as a vehicle for investing substantially in derivatives, and tends to hold such investments only infrequently. The Fund is not required to hedge its investments and historically has rarely done so.

The investment adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially affect returns to investors. The Fund may use derivative investments or instruments such as futures, options, swaps, or forward currency contracts to attempt to hedge the Fund’s portfolio, or to serve other investment purposes as discussed further in the Fund’s Prospectus dated January 31, 2018 under “More Information about the Funds.” The Fund is not intended as a vehicle for investing substantially in derivatives, and tends to hold such investments only infrequently. The Fund is not required to hedge its investments and historically has rarely done so.

Investment Adviser	Marsico Capital Management, LLC	Marsico Capital Management, LLC
Portfolio Manager	Thomas F. Marsico (since March 6, 2018)	Thomas F. Marsico (since June 29, 2007)

COMPARISON OF FEES AND EXPENSES

The following discussion compares the fees and expenses of the Funds and pro forma estimates of the fees and expenses of the combined Surviving Fund. The Annual Fund Operating Expenses and Example tables shown below are based on actual expenses incurred by the Funds for the twelve-month period ended March 31, 2018. Pro forma figures for the combined Surviving Fund are based on data for the twelve-month period ended March 31, 2018, are presented as if the Reorganization had been consummated on April 1, 2017 and are estimated in good faith.

Annual Fund Operating Expenses

	Acquired Fund*	Surviving Fund*	Pro Forma Estimates for Combined Surviving Fund**
Management fees	0.80%	0.80%	0.79%**
Distribution and Service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.40%	0.63%	0.53%
Total Annual Fund Operating Expenses	1.45%	1.68%	1.57%
Fee Waiver and/or Expense Reimbursement	0.00%(1)	(0.18%)(1)	(0.12%)(1)
Net Expenses	1.45%(1)(2)	1.50%(1)(2)	1.45%

*	Based on actual expenses incurred for the twelve-month period ended March 31, 2018, taking into account the current contractual expense limitation agreement that took effect on December 1, 2017 as if it was in effect for the full twelve-month period. Prior to December 1, 2017, the investment adviser had agreed to limit the total expenses of each Fund to an annual rate of 1.60% of the average net assets of the Acquired Fund and the Surviving Fund.

**	Pro forma estimates of expenses expected to be incurred are based on data for the twelve-month period ended March 31, 2018, are presented as if the Reorganization had been consummated on April 1, 2017, and are estimated in good faith. All pro forma estimates are approximate, based on factors that could change, and subject to potential revision.

(1)	The investment adviser has entered into a written expense limitation and fee waiver agreement under which it has agreed to limit the total expenses of the Acquired Fund and the Surviving Fund (excluding taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.45% of the Acquired Fund’s average net assets, and 1.50% of the Surviving Fund’s average net assets, until January 31, 2019. (MCM has agreed to reduce its current contractual net expense cap of 1.50% for the Surviving Fund to 1.45% upon the closing of the Reorganization at least through September 30, 2019 or one year after the effective date of the Reorganization, whichever is later, to ensure that Acquired Fund shareholders currently benefiting from the contractual 1.45% cap on that Fund, which has a current term through January 2019, will not experience a higher net expense cap due to the Reorganization, through and beyond the end of the current contractual term.) Each expense limitation and fee waiver agreement may be terminated by the investment adviser at any time after the expiration date upon 15 days prior notice to each Fund and its administrator. The investment adviser may recoup from each Fund fees previously waived or expenses previously reimbursed by the investment adviser with respect to that Fund pursuant to this agreement (or a previous expense limitation agreement) if: (1) such recoupment by the investment adviser does not cause the Fund, at the time of recoupment, to exceed the lesser of (a) the expense limitation in effect at the time the relevant amount was waived and/or reimbursed, or (b) the expense limitation in effect at the time of the proposed recoupment, and (2) the recoupment is made within three years after the fiscal year end date as of which the amount to be waived or reimbursed was determined and the waiver or reimbursement occurred.

(2)	Total Annual Fund Operating Expenses do not correlate to the “ratio of expenses to average net assets” provided in the Financial Highlights of the March 31, 2018 Marsico Funds Semi-Annual Report or the September 30, 2017 Marsico Funds Annual Report (“Reports”) because the information above is presented for the twelve-month period ended March 31, 2018 rather than the specific periods addressed in those Reports. The information in the Reports does not include the restatement of the expense limitation and fee waiver agreement amount applicable to each Fund for the respective entire applicable periods. The impact of the reduced expense limitation is reflected in the “Fee Waiver and/or Expense Reimbursement” and “Net Expenses” line items above.

Examples

The following examples are intended to help you compare the costs of investing in each Fund and the combined Fund. The examples are based on the table above showing actual fees and expenses incurred by the Funds for the twelve-month period ended March 31, 2018 and pro forma estimates for the combined Surviving Fund, and assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated and reflect what you would pay if you close your account at the end of each of the time periods shown. The examples also assume that your investment has a 5% return each year, that all distributions are reinvested and that each Fund’s operating expenses remain the same (except that the example reflects the current expense limitation (or assumed expense limitation for the Combined Surviving Fund) for the 1-year period, and only for the first year of each additional period, because of the limited contractual period of each expense limitation agreement(1)). Your actual costs may be higher or lower than those presented.

Fund	1 year	3 years	5 years	10 years
Acquired Fund * (2)	$148	$459	$792	$1,735
Surviving Fund* (2)	$153	$512	$896	$1,972
Pro Forma Estimates for Combined Surviving Fund**	$148	$484	$844	$1,857

(1)	See Note (1) above regarding certain written expense limitation and fee waiver agreements.

*	Based on actual expenses incurred for the twelve-month period ended March 31, 2018 , taking into account the current contractual expense limitation agreement that took effect on December 1, 2017 as if it was in effect for the full twelve-month period. Prior to December 1, 2017, the investment adviser had agreed to limit the total expenses of each Fund to an annual rate of 1.60% of the average net assets of the Acquired Fund and the Surviving Fund.

(2)	See Note (2) above regarding the lack of correlation with the “ratio of expenses to average net assets” provided in the Financial Highlights of the Reports. Data presented for all time periods commences as of the beginning of the twelve-month period ended March 31, 2018.

**	See Note ** above regarding pro forma estimates.

COMPARISON OF SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

Each Fund is sold at NAV without any sales charge being imposed. The Funds have adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act, and effective December 1, 2017, the Board of Trustees approved a Second Amended and Restated Distribution and Service Plan (the “Plan”). Each Fund is subject to a distribution fee pursuant to the Plan of 0.25% per annum of each Fund's average daily net assets.

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES

The Funds have the same policies with respect to purchases, redemptions and exchanges by shareholders. More complete information regarding the Funds’ purchase, redemption and exchange policies and procedures may be found in Exhibit B to this Information Statement/Prospectus.

COMPARISON OF PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Similar Principal Risks and Investment Restrictions of the Funds

As with any mutual fund, you may lose money on your investment in the Acquired Fund or Surviving Fund. The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in a Fund, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares. There is no guarantee that either Fund will achieve its investment objective.

As discussed above, the Acquired Fund and the Surviving Fund have the same investment objectives, and they have similar principal investment strategies, with limited exceptions. In addition, the Acquired Fund and the Surviving Fund have the same fundamental and non-fundamental investment restrictions, as disclosed in each Funds’ Statement of Additional Information dated January 31, 2018. Because of the similarities between the investment objectives, strategies and limitations of the Funds, the risks of investing in the Acquired Fund are similar to the risks of investing in the Surviving Fund. Both the Acquired Fund and the Surviving Fund are subject to the following principal risks:

Equity Securities, Markets, and Investment Risks Generally. Each Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.

Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, may be riskier than U.S. investments for a variety of reasons such as, without limitation, unstable international, political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.

Currency Risk. The performance of each Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises relative to another currency of a foreign country, an investment in an issuer whose securities are denominated in that country’s currency (or whose business is conducted principally in that country’s currency) loses value, because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. The risk that these events could occur may be heightened in emerging markets. A Fund generally purchases or sells foreign currencies when it purchases or sells securities denominated in those currencies, and may make other investments in foreign currencies for hedging purposes, or to serve other investment purposes. Currency markets generally are not as regulated as securities markets.

Sector Risk. While each Fund does not have a principal investment strategy to focus its investments in any particular sector, a Fund from time to time may have significant exposure to one or more sectors, and in those circumstances would be subject to risks associated with those sectors. These include the risk that the stocks of multiple companies within a sector could simultaneously decline in price because of an event that affects the entire sector.

Additional Principal Risks Specific to the Acquired Fund

The Acquired Fund may also be affected by the following principal risks (which generally are not principal risks of the Surviving Fund):

Credit Risk. The Fund could lose money if the issuer of a fixed or variable income security cannot meet its financial obligations and renegotiates terms that are less favorable to investors, or defaults or goes bankrupt.

Interest Rate Risk. The value of investments in fixed or variable income securities may fall substantially if interest rates rise.

High-Yield Risk. High-yield corporate debt securities with credit ratings that are below investment grade (also often referred to as “junk bonds”) may be subject to potentially higher risks of default and greater volatility than other debt securities.

Additional Principal Risks Specific to the Surviving Fund

None.

Additional Risk Information

The principal risks discussed above and additional risks applicable to both Funds are discussed in more detail in the section of the Funds’ Prospectus titled “The Principal Risks of Investing in the Funds” and in the Statement of Additional Information, each dated January 31, 2018.

COMPARISON OF PERFORMANCE

Set forth below is performance information for the Acquired Fund and the Surviving Fund for each of the past ten calendar years. The following performance information provides some indication of the risks of investing in each of the Funds. The bar charts below show changes in each Fund’s performance from calendar year to year for the past ten years, together with the best and worst quarters during that time. The tables below show how each Fund’s average annual total returns (before and after taxes) for the periods of one year, five years, ten years, and since inception, compared with those of each Fund’s respective applicable broad-based securities market index. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results. You can obtain updated performance information on the Trust’s website at marsicofunds.com, or by calling 888-860-8686.

Acquired Fund

Calendar Year Total Returns

Best Quarter	(06/30/09):	25.04%
Worst Quarter	(12/31/08):	-19.56%

Average Annual Total Returns (for periods ended 12/31/17)
Marsico Flexible Capital Fund (Acquired Fund)	One Year	Five Years	Ten Years	Since Inception (12/29/06)
Return before taxes	18.81%	11.01%	10.20%	10.63%
Return after taxes on distributions*	15.49%	8.02%	8.42%	8.80%
Return after taxes on distributions and sale of shares*	13.37%	8.26%	8.07%	8.41%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%	8.22%

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation, which may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Surviving Fund

Calendar Year Total Returns

Best Quarter	(06/30/09):	22.11%
Worst Quarter	(12/31/08):	-23.34%

Average Annual Total Returns (for periods ended 12/31/17)
Marsico Global Fund (Surviving Fund)	One Year	Five Years	Ten Years	Since Inception (06/29/07)
Return before taxes	40.24%	14.59%	7.15%	8.66%
Return after taxes on distributions*	37.37%	12.17%	5.96%	7.45%
Return after taxes on distributions and sale of shares*	25.06%	11.28%	5.56%	6.84%
Morgan Stanley Capital International All Country World Index (reflects no deduction for fees, expenses or taxes)	23.97%	10.80%	4.65%	4.58%

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation, which may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INFORMATION ABOUT THE REORGANIZATION

The Agreement and Plan of Reorganization

Significant provisions of the Plan of Reorganization are summarized below. For more information about the Reorganization, please refer to the copy of the Plan of Reorganization attached to this Information Statement/Prospectus as Exhibit A.

The Plan of Reorganization provides for: (i) the transfer of all of the assets of the Acquired Fund to the Surviving Fund, in exchange for shares of the Surviving Fund (“Surviving Fund Shares”) having an aggregate value equal to the net assets of the Acquired Fund at the valuation time of the Reorganization on the Closing Date; (ii) the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund; and (iii) the distribution of Surviving Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund in accordance with the terms and conditions in the Plan of Reorganization.

Immediately following the Reorganization, each shareholder of the Acquired Fund will own Surviving Fund Shares having an aggregate net asset value equal to the aggregate net asset value of the shares in the Acquired Fund owned by that shareholder on the Closing Date. In the interest of economy and convenience, the Surviving Fund shall not issue certificates representing such Surviving Fund Shares in connection with such exchange.

The Surviving Fund and the Acquired Fund have adopted the same valuation policies and procedures and therefore there are no differences between their respective valuation policies and procedures for purposes of valuing assets in each respective Fund.

The obligations of the Funds under the Plan of Reorganization are subject to various conditions, including receipt of an opinion from legal counsel that the Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes. The Plan of Reorganization may be terminated by resolution of the Board, on behalf of either the Surviving Fund or the Acquired Fund, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Reorganization inadvisable.

Reasons for the Reorganization and Board Considerations

The proposed Reorganization was presented to the Board of Trustees of the Trust for consideration at a meeting held on May 9, 2018. At this meeting, representatives of Marsico Capital Management, LLC (“MCM”) provided, and the Board reviewed, information about the proposed Reorganization. Written materials were furnished to the Board in advance of the meeting, and supplemental information was provided at the meeting. Representatives of MCM informed the Board of Trustees that they had determined that the Reorganization would be advisable and in the best interests of the Acquired Fund and the Surviving Fund, for the following reasons, among others:

●	MCM believes the Reorganization would provide an opportunity to implement an investment program seeking to generate long-term growth of capital using the most successful elements of the Funds (as demonstrated by the generally stronger investment performance of the Surviving Fund), while emphasizing global growth securities and de-emphasizing income securities and equity securities with income characteristics;

●	The Surviving Fund has outperformed the Acquired Fund over recent and medium-term periods, and has outperformed both its benchmark and its Lipper category peers over each of the calendar year-to-date, one-, three-, five- and ten-year periods;

●	The Acquired Fund’s shareholders may benefit from the Reorganization through increased operating and portfolio management efficiencies as a result of combining the two Funds’ assets, including Surviving Fund expense efficiencies relating to an increase in overall assets, which could lead to a lower expense ratio over time; and

●	Depending on the combined Fund’s assets at the time of the Reorganization, the shareholders of both Funds may benefit from their combined assets exceeding a $250 million management fee breakpoint, which initially may slightly reduce the Surviving Fund’s blended management fee rate after the Reorganization compared to the fee rate currently paid by both Funds separately, and could further reduce the blended management fee rate if the Surviving Fund’s assets continue to grow.

The Board of each Fund met telephonically on May 4, 2018 to discuss information provided by MCM and Fund counsel and requested and received additional information. At the May 9, 2018 meeting, the Board of each Fund considered matters relating to the Reorganization. During the course of these meetings, the Board of each Fund requested, received and discussed information regarding the Reorganization, including presentations from MCM regarding the rationale for the Reorganization and potential benefits and costs that may accrue to the Funds as a result. The Board of each Fund also received a memorandum from Fund counsel with information provided by MCM outlining, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations. During the course of the Board’s deliberations, the Independent Trustees of each Fund were represented by independent counsel.

At the Board’s May 9, 2018 Meeting, the Board of each Fund, including the Independent Trustees, unanimously concluded that completion of the Reorganization would be in the best interests of such Fund and that the interests of its existing shareholders would not be diluted with respect to NAV as a result of the Reorganization. The Board’s determinations were made on the basis of each Trustee’s business judgment after consideration of relevant factors taken as a whole with respect to each Fund and its shareholders, although individual Trustees may have placed different weight and assigned different degrees of importance to various factors. In reaching its determinations, the Board of each Fund considered a number of factors, including, but not limited to, the factors discussed below.

Continuity in Investment Program. The Board considered that the Reorganization would maintain substantial continuity of the Funds’ overall investment objectives and strategies. The Acquired Fund and Surviving Fund have the same investment objective and fundamental and non-fundamental investment policies and restrictions. The Board noted that the Funds also have similar principal investment strategies and principal risks, although there are some differences.

Consistency of Day-to-Day Portfolio Management. The Board noted that, after the Reorganization, MCM would continue its current role as investment manager and Thomas F. Marsico, who oversees the daily investment operations of each Fund, will continue to serve as the portfolio manager of the Surviving Fund following the Reorganization. As a result, each Fund’s shareholders are expected to benefit from the continuing experience and expertise of the same portfolio manager. The Board considered that the Surviving Fund (following the Reorganization) expects to continue to receive all required services from its current service providers with no anticipated change or interruption of service and on current fee terms.

Potential for Improved Economies of Scale and Potential for a Lower Total Expense Ratio for the Surviving Fund. The Board considered the fees and total expense ratio of each Fund. The Board noted that the Funds had estimated that the completion of the Reorganization would result in a lower total annual expense ratio (before waivers) for the Surviving Fund and the same total annual expense ratio (after waivers) for the Acquired Fund. MCM confirmed that it is willing to reduce its current contractual net expense cap of 1.50% for the Surviving Fund to 1.45% upon the closing of the Reorganization at least through September 30, 2019 or one year after the effective date of the Reorganization, whichever is later, to ensure that Acquired Fund shareholders currently benefiting from the contractual 1.45% cap on that Fund, which has a current term through January 2019, will not experience a higher net expense cap due to the Reorganization, through and beyond the end of the current contractual term. The Board noted, however, that there can be no assurance that future expenses will not increase or that any expense savings will be realized. The Board also noted that, depending on the combined Fund’s assets at the time of the Reorganization, the shareholders of both Funds may benefit from their combined assets exceeding a $250 million management fee breakpoint, which initially may slightly reduce the Surviving Fund’s blended management fee rate after the Reorganization.

Fund Performance. The Board considered the relative performance of each Fund, including the performance of the Acquired Fund and Surviving Fund in comparison to their benchmarks and Lipper category peer funds for periods ended March 31, 2018. The Board noted that the Surviving Fund has outperformed the Acquired Fund over recent and medium-term periods, and has outperformed both its benchmark and its Lipper category peers over each of the calendar year-to-date, one-, three-, five-, ten-year and since-inception periods

Potential for Operating and Administrative Efficiencies. The Board noted that the Surviving Fund (when combined with the Acquired Fund) may achieve certain operating and administrative efficiencies from its larger net asset size. The Board also noted that such a combined fund may experience potential benefits from having fewer similar funds in the same fund complex, including a simplified operational model and potential benefits from the elimination of complexities involved with having similar funds, including easier product differentiation for shareholders and potential investors and reduced risk of operational, legal and financial errors. While there are anticipated to be certain ancillary benefits to MCM as a result of streamlining the management of the Funds, the Board noted that the primary beneficiaries will be the Funds’ shareholders.

Anticipated Tax-Free Reorganization. The Board noted that it is anticipated that shareholders of each Fund will recognize no gain or loss for federal income tax purposes as a result of the Reorganizations (except with respect to distributions of undistributed net investment income, if any), as the Reorganization is intended to qualify as a “reorganization” within the meaning of the Internal Revenue Code of 1986.

Terms of the Reorganization and Impact on Shareholders. The Board noted that the aggregate NAV of the shares of the Surviving Fund that Acquired Fund shareholders will receive in the Reorganization is expected to equal the aggregate NAV of the Acquired Fund shares that Acquired Fund shareholders owned immediately prior to the Reorganization, and the NAV of Acquired Fund shares will not be diluted as a result of the Reorganization.

Expected Costs of the Reorganization. The Board considered that MCM had agreed to bear the costs and expenses of the Reorganizations, excluding brokerage commissions and other transaction costs incurred by a Fund for repositioning of its holdings.

Portfolio Repositioning. The Board considered that the Reorganization was expected to result in minimal portfolio repositioning.

Potential Benefits to MCM. The Board recognized that the Reorganization may result in some limited benefits and economies of scale for MCM. These may include, for example, small administrative and operational efficiencies or a reduction in certain operational expenses as a result of the elimination of the Acquired Fund as a separate series of the Trust. The Board was advised by MCM that such benefits and economies of scale are expected to be minimal. The Board noted that MCM expects to experience a reduction in management fees as a result of the combined Surviving Fund having aggregate assets above a breakpoint level. MCM is also reducing its contractual expense cap for the Surviving Fund.

Alternatives to the Reorganization. In reaching its decision to approve the Reorganization of each Fund, the Board of considered alternatives, including continuing to operate each Fund as a separate fund.

Requirements under the 1940 Act. The Board also took note of the fact that the Reorganization is being conducted in accordance with applicable rules under the 1940 Act that permit affiliated mutual funds to be reorganized without obtaining the vote of shareholders if certain conditions are met, and the Board considered that the relevant conditions were satisfied in connection with the Reorganization and that shareholders of the Acquired Fund would receive prior notice of the Reorganization. Those conditions included: (i) the fundamental policies of the Acquired Fund are the same as those of the Surviving Fund; (ii) the investment advisory agreement between the Acquired Fund and MCM is not materially different from the investment advisory agreement between the Surviving Fund and MCM; (iii) the independent board members overseeing the Acquired Fund who were elected by shareholders of the Trust at a meeting held in 2006 comprise a majority of the independent board members who oversee the Surviving Fund; and (iv) the distribution fees authorized to be paid by the Surviving Fund pursuant to the Surviving Fund’s distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act are no greater than the distribution fees authorized to be paid by the Acquired Fund pursuant to the Acquired Fund’s distribution plan adopted pursuant to Rule 12b-1.

Conclusion. The Board, including the Independent Trustees, separately approved the Reorganization for each Fund, concluding that the Reorganization is in the best interests of the Fund and that the interests of existing shareholders of such Fund will not be diluted as a result of the Reorganization. The Board’s determinations were made on the basis of each Trustee’s business judgment after consideration of relevant factors taken as a whole with respect to each Fund and its shareholders, although individual Trustees may have placed different weight on various factors and assigned different degrees of importance to various factors.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither the Acquired Fund nor its shareholders, nor the Surviving Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Plan of Reorganization, excluding any net capital gains that may arise from the sale of investment securities related to portfolio realignment. As a condition precedent to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP, counsel to the Trust, to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

Prior to the Reorganization, the Acquired Fund will be required to make a special distribution or distributions to its shareholders, which will have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income for the taxable period ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in the taxable period ending on or prior to the Reorganization (after reduction for any available capital loss carry forwards). Depending on each shareholder’s tax status, such distributions may be included in the taxable income of Acquired Fund shareholders.

In connection with the Reorganization, it is anticipated that either before or after the Reorganization is completed, one or both of the Funds may sell certain of their portfolio securities which are not intended to be retained by the Surviving Fund. The sales of these portfolio securities could, under certain circumstances, cause potentially adverse tax results for certain taxable investors because such sales could potentially result in the recognition of capital gains by the Fund that sells the securities, depending upon the specific circumstances of the portfolio security, which could then be passed through to shareholders. The brokerage commissions and other transaction costs preliminarily estimated to be incurred by the Funds with respect to the sale of these portfolio securities are expected to be approximately $10,000 or more. Actual amounts of brokerage commissions and similar transaction costs paid by the Funds could exceed such estimates.

At present, there are no capital loss carryover amounts that may be transferred from the Acquired Fund to the Surviving Fund.

You should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances. Since the foregoing discussion only relates to the federal income tax consequences of the Reorganization, you should also consult your tax advisor as to state and other local tax consequences, if any, of the Reorganization.

Expenses of the Reorganization

MCM has agreed to bear Reorganization costs (excluding brokerage commissions and other transaction costs incurred by a Fund for repositioning its holdings, as discussed above). MCM expects that Reorganization costs will include, but not be limited to: (i) legal fees and accounting fees with respect to the Reorganization; (ii) any and all necessary taxes in connection with the delivery of the Acquired Fund assets, including all applicable federal and state stock transfer stamps; (iii) Reorganization-related expenses related to matters such as fund administration, transfer agency, distribution, fund accounting and custody services; the preparation and assembly of this Information Statement/Prospectus and all mailing and other expenses associated therewith; and (iv) miscellaneous expenses associated with the Reorganization.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Adviser

Marsico Capital Management, LLC (“MCM”), located at 1200 17th Street, Suite 1600, Denver, CO 80202, serves as the investment adviser to the Funds under certain Investment Advisory and Management Agreements (the “Advisory Agreements”) with the Trust. MCM is an indirect, wholly-owned subsidiary of Marsico Holdings, LLC (“Holdings”). Holdings, in turn, is owned by Marsico Group, LLC (“Group”) and by third parties. Group controls Holdings as its managing member, holds 100% of the voting rights in Holdings, and owns approximately 38% of the equity interests of Holdings, the largest block of equity interests held by any single entity. Group, in turn, is owned by management of MCM, including certain employees and their family interests. The principal owner and managing member of Group is a partnership controlled by Thomas F. Marsico. Through the partnership's control of Group, it retains 100% of voting rights and control over the ongoing management and day-to-day operations of Holdings and its subsidiaries, including MCM. In addition to advising the Funds, MCM provides investment services to other mutual funds and separate accounts and, as of December 31, 2017, had approximately $3.03 billion in assets under management.

Thomas F. Marsico has served as the portfolio manager of the Acquired Fund since March 6, 2018. Mr. Marsico has served as a portfolio manager of the Surviving Fund since its inception in June 2007. Mr. Marsico is the founder, Chief Executive Officer, and Chief Investment Officer of MCM. The Surviving Fund’s SAI dated January 31, 2018, as supplemented, provides additional information about the Portfolio Manager’s compensation, other accounts managed and the Portfolio Manager’s ownership of shares in the Surviving Fund.

MCM manages the investment portfolios of the Funds, subject to policies adopted by the Board. Under the Advisory Agreements, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and personnel necessary for managing the Funds. MCM also pays the salaries and fees of all officers and Trustees of the Trust who are also officers or employees of MCM, except for a portion of the compensation of the Trust’s Chief Compliance Officer as authorized by the Board. The Trust pays the compensation and fees of the Independent Trustees. The Surviving Fund pays MCM a fee calculated using the following rates: 0.80% per year of its average daily net assets up to $250 million, 0.75% per year of its average daily net assets for the next $250 million, 0.70% per year of its average daily net assets for the next $250 million, and 0.65% per year of its average daily net assets exceeding $750 million. In each case, the percentages noted do not account for the effect of any recoupment of any fees previously waived or expenses previously reimbursed.

As of December 1, 2017, MCM entered into a written expense limitation and fee waiver agreement under which it has agreed to limit the total expenses of the Surviving Fund (excluding taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.50% of the average net assets of the Surviving Fund. As noted above, MCM has agreed to reduce its current contractual net expense cap of 1.50% for the Surviving Fund to 1.45% upon the closing of the Reorganization at least through September 30, 2019 or one year after the effective date of the Reorganization, whichever is later, to ensure that Acquired Fund shareholders currently benefiting from the contractual 1.45% cap on that Fund, which has a current term through January 2019, will not experience a higher net expense cap due to the Reorganization, through and beyond the end of the current contractual term. Each expense limitation and fee waiver agreement may be terminated by MCM at any time after the expiration date, upon 15 days prior notice to the Surviving Fund and its administrator. The Adviser may recoup from a Fund fees previously waived or expenses previously reimbursed by the Adviser with respect to that Fund pursuant to this agreement (or a previous expense limitation agreement) if: (1) such recoupment by the Adviser does not cause the Fund, at the time of recoupment, to exceed the lesser of (a) the expense limitation in effect at the time the relevant amount was waived and/or reimbursed, or (b) the expense limitation in effect at the time of the proposed recoupment, and (2) the recoupment is made within three years after the fiscal year end date as of which the amount to be waived or reimbursed was determined and the waiver or reimbursement occurred.

A discussion regarding the basis for the Board’s approval of the Advisory Agreements between the Marsico Funds (including the Global Fund) and MCM is available in the Marsico Funds’ Semi-Annual Report to shareholders dated March 31, 2018.

Administrative Services

Pursuant to an Administration Agreement (the “Administration Agreement”), UMB Fund Services, Inc. (the “Administrator”), 235 West Galena Street, Milwaukee, WI, 53212, serves as the Administrator of the Funds. The Funds pay the Administrator a fee, computed daily and payable monthly, based on the Funds’ average net assets at an annual rate beginning at 0.13% and decreasing as the net assets reach certain levels, subject to a minimum annual fee of $50,000 for the Surviving Fund for administrative services.

Other Service Providers

UMB Fund Services, Inc., located at 235 West Galena Street, Milwaukee, WI 53212, also serves as the Trust’s transfer agent (the “Transfer Agent”).

UMB Distribution Services, LLC (the “Distributor”), located at 235 West Galena Street, Milwaukee, WI 53212, acts as the principal underwriter of shares of the Funds pursuant to an Distribution Agreement with the Trust.

State Street Bank and Trust Company (the “Custodian”), located at One Lincoln Street, Boston, MA 02111, provides fund accounting services for the Funds and custody services for the securities and cash of the Funds.

PricewaterhouseCoopers LLP (“PwC”), located at 1900 16th Street, Suite 1600, Denver, CO 80202, serves as the Funds’ independent registered public accounting firm, audits the Funds’ annual financial statements, and reviews the Funds’ tax returns.

Dechert LLP, located at 90 State House Square, Hartford, CT 06103, serves as counsel to the Funds.

Form of Organization

The Funds are series of the Trust, which is an open-end management investment company organized as a Delaware statutory trust. The Trust is governed by a Board of Trustees consisting of six members, four of whom are Independent Trustees.

Capitalization

The following table shows the capitalization of each of the Funds as of March 31, 2018, and on a pro forma basis as of March 31, 2018 giving effect to the Reorganization as if it had occurred on that date:

(Amounts in thousands)	Acquired Fund	Surviving Fund	Adjustments	Pro Forma Combined
Net Assets	$223,517	$51,814	$--	$275,331

Shares Outstanding	15,843	3,370	(1,306)	17,907

Net Asset Value Per Share*	$14.11	$15.38	$(14.11)	$15.38

*	Not in thousands, based on unrounded net assets and shares outstanding.

Security Ownership of Certain Beneficial Owners

As of May 15, 2018, the following persons owned beneficially or of record 5% or more of the outstanding shares of the Surviving Fund:

Principal Holders of Securities	Number of Shares Held	Percentage of the Outstanding Shares
NATIONAL FINANCIAL SERVICES CORP	835,946	23.83%
CHARLES SCHWAB	795,347	22.68%
THOMAS F. MARSICO	387,145	11.04%
TD AMERITRADE INC	297,177	8.47%

As of May 15, 2018, the following persons owned beneficially or of record 5% or more of the outstanding shares of the Acquired Fund:

Principal Holders of Securities	Number of Shares Held	Percentage of the Outstanding Shares
NATIONAL FINANCIAL SERVICES CORP	7,015,492	45.60%
CHARLES SCHWAB	2,234,031	14.52%
PERSHING LLC	1,124,234	7.31%

Financial Highlights of the Surviving Fund

The Financial Highlights table below is meant to help you understand the financial performance of the Surviving Fund over the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Surviving Fund, assuming reinvestment of all dividends and distributions. The information for each fiscal year through the fiscal year ended September 30, 2017, has been audited by PricewaterhouseCoopers LLP, an Independent Registered Public Accounting Firm, whose report, along with the Surviving Fund’s financial statements, are included in the Trust’s Annual Report, which is available upon request and which are incorporated by reference herein. The information for the six-month period ended March 31, 2018 is unaudited and is included, along with the Surviving Fund’s financial statements, in the Trust’s Semi-Annual Report, which is also available upon request and is incorporated by reference herein.

Financial Highlights
	Six-Month Period Ended 03/31/18 (Unaudited)		Year Ended 09/30/17	Year Ended 09/30/16	Year Ended 09/30/15	Year Ended 09/30/14	Year Ended 09/30/13
For a Fund Share Outstanding Throughout the Period

Net Asset Value, Beginning of Period	$15.13		$12.03	$12.37	$14.45	$14.74	$11.51

Income from Investment Operations:
Net investment income (loss)	(0.05)		(0.14)	(0.16)	(0.10)	(0.05)	(0.02)
Net realized and unrealized gain (losses) on investments	1.64		3.24	1.14	(0.32)	1.93	3.25

Total from investment operations	1.59		3.10	0.98	(0.42)	1.88	3.23

Distributions & Other:
Net investment income	---		---	---	---	---	---
Net realized gains	(1.34)		---	(1.32)	(1.66)	(2.17)	---
Redemption fees	---		---	---	---	--- (1)	--- (1)

Total distributions and other	(1.34)		---	(1.32)	(1.66)	(2.17)	---

Net Asset Value, End of Period	$15.38		$15.13	$12.03	$12.37	$14.45	$14.74

Total Return	11.08	%(2)	25.77%	8.05%	(3.51)%	13.23%	28.06%

Supplemental Data and Ratios:

Net assets, end of period (000s)	$51,814		$44,493	$44,273	$66,612	$73,475	$61,383

Ratio of expenses to average net assets, less waivers and before expenses paid indirectly, plus recoupment of previously waived fees or expenses paid	1.53	%(3)	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets, net of waivers, recoupment of previously waived fees or expenses paid and expenses paid indirectly	(1.03	)%(3)	(0.82)%	(0.60)%	(0.80)%	(0.42)%	(0.06)%
Ratio of expenses to average net assets, before waivers, recoupment of previously waived fees or expenses paid and expenses paid indirectly	1.63	%(3)	1.80%	1.69%	1.54%	1.66%	1.86%
Ratio of net investment income (loss) to average net assets, before waivers, recoupment of previously waived fees or expenses paid and expenses paid indirectly	(1.13	)%(3)	(1.02)%	(0.69)%	(0.74)%	(0.48)%	(0.32)%

Portfolio turnover rate	45	%(2)	79%	82%	110%	129%	134%

(1)	Less than $0.01.
(2)	Not annualized.
(3)	Annualized.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Plan of Reorganization”), is made as of the ninth day of May, 2018, by The Marsico Investment Fund, a Delaware statutory trust with its principal place of business at 1200 17th Street, Suite 1600, Denver, Colorado 80202, on behalf of each of two of its separate series, the Marsico Flexible Capital Fund (“Acquired Fund”) and the Marsico Global Fund (“Surviving Fund”), and, solely with respect to Paragraph 10.2, Marsico Capital Management, LLC.

This Plan of Reorganization is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”). The reorganization (“Reorganization”) will consist of the transfer to the Surviving Fund of all of the assets of the Acquired Fund, as set forth in paragraph 1.2, in exchange solely for shares of Surviving Fund (“Surviving Fund Shares”), the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund, as set forth in paragraph 1.3, and the distribution of Surviving Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Plan of Reorganization.

WHEREAS, the Acquired Fund and the Surviving Fund are each separate series of an open-end, registered investment company of the management type and the Acquired Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest; and

WHEREAS, the Board of Trustees of the Trust has determined, with respect to the Surviving Fund, that the exchange of all of the assets of the Acquired Fund for Surviving Fund Shares and the assumption of all of the liabilities of the Acquired Fund by the Surviving Fund, is in the best interests of the Surviving Fund and its shareholders and that the interests of the existing shareholders of the Surviving Fund will not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Trust has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Surviving Fund Shares and the assumption of the liabilities of the Acquired Fund by the Surviving Fund, is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of the Reorganization

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the Trust, on behalf of each of the Surviving Fund and the Acquired Fund separately, hereby covenants and agrees as follows:

1.	TRANSFER OF ASSETS OF THE ACQUIRED FUND TO SURVIVING FUND IN EXCHANGE FOR SURVIVING FUND SHARES, THE ASSUMPTION OF THE LIABILITIES OF THE ACQUIRED FUND AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1.       Subject to the requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Surviving Fund, and the Surviving Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Surviving Fund Shares determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1 and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.       The assets of the Acquired Fund to be acquired by the Surviving Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and dividends or interest receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”). Whether or not shown as an asset on the books of the Acquired Fund on the Closing Date, assets consisting of any asserted or un-asserted potential legal claims that arise from the Acquired Fund as of the Closing Date or were constituted prior to the Closing Date, shall be considered part of the Assets.

1.3.       The Surviving Fund shall assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Closing Date (collectively, “Liabilities”). The Acquired Fund will make reasonable efforts to discharge all of its known liabilities prior to the Closing Date. The Acquired Fund shall deliver to the Surviving Fund the Acquired Fund’s Statement of Assets and Liabilities as of the Closing Date pursuant to paragraph 7.2 hereof.

1.4.       On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.5.       Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will: (i) distribute to the Acquired Fund’s shareholders of record with respect to all of its shares (“Acquired Fund Shares”), determined as of immediately after the close of business on the Closing Date, on a pro rata basis, the Surviving Fund Shares received by the Acquired Fund pursuant to paragraph 1.1 and (ii) completely liquidate. Such distribution and liquidation will be accomplished, with respect to Acquired Fund Shares, by the transfer of the Surviving Fund Shares then credited to the account of the Acquired Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the names of the shareholders of record of the Acquired Fund Shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”). The aggregate net asset value of such Surviving Fund Shares to be so credited to such Acquired Fund Shareholders shall be equal to the aggregate net asset value of the outstanding Acquired Fund Shares owned by such shareholders on the Closing Date. All issued and outstanding Acquired Fund Shares will simultaneously be canceled on the books of the Acquired Fund. The Surviving Fund shall not issue certificates representing such Surviving Fund Shares in connection with such exchange.

1.6.       Ownership of Surviving Fund Shares will be shown on the books of the Surviving Fund’s transfer agent. The Surviving Fund Shares will be issued in the manner described in the Surviving Fund’s Prospectus as in effect on the Closing Date.

1.7.       Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

1.8.       As soon as reasonably practicable after the Closing Date, the Acquired Fund shall make all filings and take all steps as shall be necessary and proper to effect its complete dissolution.

2.	VALUATION

2.1.       The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange (and after the declaration of any dividends) (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Trust’s Declaration of Trust and then-current prospectus and statement of additional information with respect to the Surviving Fund, and valuation procedures established by the Surviving Fund’s Board.

2.2.       All computations of value shall be made by the Surviving Fund’s accounting agent and shall be subject to review by the Acquired Fund’s accounting agent and by each Fund’s independent registered public accounting firm.

3.	CLOSING AND CLOSING DATE

3.1.       The Closing Date shall be on August 3, 2018, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust or at such other time and/or place as the parties may agree.

3.2.       The Trust shall direct State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, as custodian for the Acquired Fund (the “Custodian”), to deliver at the Closing, a certificate or other written instrument of an authorized officer stating that, to the best of the officer’s knowledge: (i) the Assets shall have been delivered in proper form to the Surviving Fund on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Trust on behalf of the Acquired Fund, shall direct the Custodian to deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories.

3.3.       The Trust shall direct UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, WI 5321, as transfer agent for the Acquired Fund (the “Transfer Agent”), to deliver at the Closing, a certificate or other written instrument of an authorized officer stating that, to the best of the officer’s knowledge: the Transfer Agent’s records with respect to the Acquired Fund contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Surviving Fund shall issue and deliver a confirmation evidencing Surviving Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Surviving Fund Shares have been credited to the Acquired Fund’s account on the books of the Surviving Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.       In the event that on the Valuation Date: (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1.       The Trust, on behalf of the Acquired Fund, represents and warrants to the Surviving Fund, to the best of its knowledge, as follows:

(a)       The Acquired Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust’s Declaration of Trust and By-Laws to own all of its properties and assets and to carry on its business as it is presently being conducted;

(b)       The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities or blue sky laws;

(d)       The current prospectuses and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Plan of Reorganization conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Surviving Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Fund;

(f)       The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Plan of Reorganization will not result, in: (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, other than as disclosed to the Surviving Fund; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound, other than as disclosed to the Surviving Fund;

(g)       All material contracts or other commitments of the Acquired Fund (other than this Plan of Reorganization and certain investment contracts including options, futures and forward contracts, if applicable) will terminate without liability, or will be continued with respect to the Acquired Fund as of the Closing Date;

(h)       Except as otherwise disclosed in writing by the Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best of its knowledge, threatened against the Trust, on behalf of the Acquired Fund, or any of the its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Except as otherwise disclosed in writing by the Trust, on behalf of the Acquired Fund, the Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)       The Statement of Assets and Liabilities and Schedule of Investments of the Acquired Fund as of September 30, 2017, and the related Statement of Operations, Changes in Net Assets and Financial Highlights for the periods then ended, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles (“U.S. GAAP”), and such statements (copies of which have been furnished to the Surviving Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of such date, and the results of its operations and the changes in its net assets for the year then ended, in accordance with U.S. GAAP, and there are no known material contingent liabilities of the Acquired Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)       Since September 30, 2017, there have not been any material adverse changes in the Acquired Fund’s financial position, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, in each case except as otherwise disclosed to the Surviving Fund (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of the Acquired Fund’s liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(k)       On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)       For each taxable year of its operation (including the taxable period ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that will have accrued through the Closing Date;

(m)       All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust, and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3 of this Plan of Reorganization. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into the Acquired Fund shares;

(n)       The execution, delivery and performance of this Plan of Reorganization will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board of the Trust, on behalf of the Acquired Fund, and this Plan of Reorganization will constitute a valid and binding obligation of the Acquired Fund, enforceable against the Acquired Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(o)       The information to be furnished by the Acquired Fund for use in the registration statement and other documents filed or to be filed by the Trust with any federal, state or local regulatory authority which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects.

4.2.       The Trust, on behalf of the Surviving Fund, represents and warrants to the Acquired Fund, to the best of its knowledge, as follows:

(a)       The Surviving Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust’s Declaration of Trust and By-Laws to own all of its properties and assets and to carry on its business as it is presently being conducted;

(b)       The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Surviving Fund under the 1933 Act, is, or will be as of the Closing Date, in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectuses and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       The Surviving Fund is not engaged currently, and the execution, delivery and performance of this Plan of Reorganization will not result, in: (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Surviving Fund, is a party or by which it is bound, other than as disclosed to the Acquired Fund; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Surviving Fund, is a party or by which it is bound, other than as disclosed to the Acquired Fund;

(f)       No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best of its knowledge, threatened against the Trust, on behalf of the Surviving Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Surviving Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g)       All issued and outstanding shares of the Surviving Fund are, and on the Closing Date will be duly and validly issued and outstanding, fully paid and non-assessable by the Trust and will be offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Surviving Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Fund Shares, nor is there outstanding any security convertible into any Surviving Fund Shares;

(h)       The execution, delivery and performance of this Plan of Reorganization will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of the Trust, on behalf of the Surviving Fund, and this Plan of Reorganization will constitute a valid and binding obligation of the Surviving Fund, enforceable against the Surviving Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(i)       Surviving Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Plan of Reorganization, will, on the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable;

(j)       The Trust is not under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(k)       On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns; and

(l)       For each taxable year of its operation, the Surviving Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will be eligible to do so and will do so for the taxable year including the Closing Date.

5.	COVENANTS OF SURVIVING FUND AND THE ACQUIRED FUND

5.1.       The Surviving Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include, without limitation, purchases and sales of portfolio securities, sales and redemptions of Acquired Fund shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.       The Acquired Fund covenants that the Surviving Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Plan of Reorganization.

5.3.       The Acquired Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.4.       Subject to the provisions of this Plan of Reorganization, the Surviving Fund and the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan of Reorganization.

5.5.       As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of Surviving Fund Shares received at the Closing.

5.6.       The Surviving Fund and the Acquired Fund shall each use commercially reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Plan of Reorganization as promptly as reasonably practicable.

5.7.       The Trust, on behalf of each of the Acquired Fund and the Surviving Fund, covenants that it will, from time to time after the Closing, as and when reasonably requested by either Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of each Fund, may reasonably deem necessary or desirable in order to (a) carry out the purpose of and complete the transactions contemplated herein, including but not limited to, to vest in and confirm: (i) the Trust’s, on behalf of the Acquired Fund’s, title to and possession of Surviving Fund’s Shares to be delivered hereunder, (ii) the Trust’s, on behalf of the Surviving Fund’s, title to and possession of all the Assets, and (b) address other matters as reasonably necessary or appropriate.

5.8.       The Surviving Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Surviving Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.       All representations and warranties of the Trust, on behalf of the Surviving Fund, contained in this Plan of Reorganization shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan of Reorganization, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.       The Trust, on behalf of the Surviving Fund, shall have delivered to the Acquired Fund on the Closing Date, a certificate or other written instrument executed in its name by an appropriate officer of the Trust to the effect that, to the best of the officer’s knowledge and in reliance on certain information provided by Trust service providers reasonably believed by the officer to be accurate and reliable, all the representations and warranties of the Trust, on behalf of the Surviving Fund, made in Section 4.2 of this Plan of Reorganization, are true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan of Reorganization, as of the Closing Date;

6.3.        The Trust, on behalf of the Surviving Fund, shall have performed all of the covenants and complied with all of the provisions required by this Plan of Reorganization to be performed or complied with by the Trust, on behalf of the Surviving Fund, on or before the Closing Date;

6.4.        The Acquired Fund and the Surviving Fund shall have agreed on the number of full and fractional Surviving Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1 of this Plan of Reorganization; and

6.5.        The Trust, on behalf of the Acquired Fund, shall receive on the Closing Date, dated as of the Closing Date, the opinion of Dechert LLP, counsel to the Trust, covering the following points:

(a)       The Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of the Surviving Fund’s properties and assets and to carry on its business, including that of the Surviving Fund, as a registered investment company, and the Surviving Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted;

(b)       This Plan of Reorganization has been duly authorized, executed and delivered by the Trust, on behalf of the Surviving Fund, and, assuming due authorization, execution and delivery of this Plan of Reorganization by the Trust, is a valid and binding obligation of the Trust, on behalf of the Surviving Fund, enforceable against the Trust in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles;

(c)       Surviving Fund Shares to be issued to the Acquired Fund Shareholders as provided by this Plan of Reorganization are duly authorized, upon such delivery will be validly issued and outstanding, and are fully paid and non-assessable by the Trust, and no shareholder of the Surviving Fund has any preemptive rights to subscription or purchase in respect thereof;

(d)       The execution and delivery of this Plan of Reorganization did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of the Trust’s Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel) to which the Trust is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Trust is a party or by which it is bound;

(e)       To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required to be obtained by the Trust in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws;

(f)       The Trust is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including those of the Surviving Fund, under the 1940 Act; its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and the Surviving Fund is a separate series of the Trust duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and Bylaws of the Trust and applicable law; and

(g)       To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Surviving Fund or any of their respective properties or assets that, if adversely determined, would materially and adversely affect their financial condition or the conduct of their business, and neither the Trust nor the Surviving Fund are a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects their business.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF SURVIVING FUND

The obligations of the Trust, on behalf of the Surviving Fund, to complete the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.       All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Plan of Reorganization shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan of Reorganization, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.       The Trust, on behalf of the Acquired Fund, shall have delivered to the Surviving Fund on or as of the Closing Date, a statement of the Acquired Fund’s assets and liabilities, together with a list of portfolio securities of the Acquired Fund showing the tax costs of such securities by lot and the holding periods of such securities;

7.3.       The Trust, on behalf of the Acquired Fund, shall have delivered to the Surviving Fund on the Closing Date, a certificate or other written instrument executed in its name by an appropriate officer of the Trust to the effect that, to the best of the officer’s knowledge and in reliance on certain information provided by Trust service providers reasonably believed by the officer to be accurate and reliable, all the representations and warranties of the Trust, on behalf of the Acquired Fund, made in Section 4.1 of this Plan of Reorganization are, in all material respects, true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan of Reorganization, as of the Closing Date;

7.4.       The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Plan of Reorganization to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

7.5.       The Acquired Fund and the Surviving Fund shall have agreed on the number of full and fractional Surviving Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1 of this Plan of Reorganization; and

7.6.       The Trust, on behalf of the Surviving Fund, shall receive on the Closing Date, dated as of the Closing Date, the opinion of Dechert LLP, counsel to the Trust, covering the following points:

(a)       The Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of the Acquired Fund’s properties and assets, and to carry on its business, including that of the Acquired Fund, as presently conducted;

(b)       This Plan of Reorganization has been duly authorized, executed and delivered by the Trust, on behalf of the Acquired Fund, and, assuming due authorization, execution and delivery of this Plan of Reorganization by the Trust, is a valid and binding obligation of the Trust, on behalf of the Acquired Fund, enforceable against the Trust in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles;

(c)       The execution and delivery of this Plan of Reorganization did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of the Trust’s Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel) to which the Trust is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement not disclosed to the Trust, judgment or decree to which the Trust is a party or by which it is bound;

(d)       To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required to be obtained by the Trust in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act (assuming the availability of the exemption provided in Rule 145(a)(2) thereunder), the 1934 Act and the 1940 Act, and such as may be required under state securities or blue sky laws (other than those of the State of Delaware);

(e)       The Trust is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including those of the Acquired Fund, under the 1940 Act and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(f)       The outstanding Acquired Fund Shares are registered under the 1933 Act, and such registration is in full force and effect; and

(g)       To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of their respective properties or assets that, if adversely determined, would materially and adversely affect their financial condition or the conduct of their business, and neither the Trust nor the Acquired Fund are a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects their business.

7.7.       Prior to the Closing Date, the Acquired Fund shall have declared and paid one or more dividends or other distributions which, together with all previous dividends or other distributions, shall have the effect of distributing: (i) all of the Acquired Fund’s investment company taxable income (plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code) and all of its net realized capital gains for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid); and (ii) any undistributed investment company taxable income (plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code) and net realized capital gains from any prior period to the extent not otherwise already distributed.

7.8.       The Trust, on behalf of the Acquired Fund, shall have delivered to the Surviving Fund on or as of the Closing Date, a certificate or other written instrument executed in its name by an appropriate officer of the Trust setting forth, to the best of the officer’s knowledge and in reliance on certain information provided by Trust service providers reasonably believed by the officer to be accurate and reliable, the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Surviving Fund pursuant to this Plan of Reorganization computed in accordance with applicable sections of the Code and, with respect to securities, showing a breakdown by purchase lot.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF SURVIVING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Fund, or with respect to the Surviving Fund, respectively, the other party to this Plan of Reorganization shall, at its option, not be required to consummate the transactions contemplated by this Plan of Reorganization:

8.1.       On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan of Reorganization or the transactions contemplated herein;

8.2.       All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.3.       The Registration Statement on Form N-14 filed by the Trust on behalf of the Surviving Fund shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.4.       The parties shall have received the opinion of Dechert LLP, counsel to the Surviving Fund and the Acquired Fund, substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Plan shall constitute a tax-free reorganization for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Surviving Fund and the Acquired Fund. Notwithstanding anything herein to the contrary, the parties may not waive the condition set forth in this paragraph 8.4.

9.	INDEMNIFICATION

9.1.       The Trust, out of the Surviving Fund’s assets and property, agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Surviving Fund of any of its representations, warranties, covenants or agreements set forth in this Plan of Reorganization.

9.2.       The Trust agrees, out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless the Surviving Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Surviving Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Plan of Reorganization.

10.	REORGANIZATION FEES AND EXPENSES

10.1.       The Trust, on behalf of both the Surviving Fund and the Acquired Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2.       The expenses relating to the Reorganization, excluding brokerage commissions and other transaction costs incurred by a Fund for repositioning of its holdings, will be borne by Marsico Capital Management, LLC. The expenses of the Reorganization shall include, but not be limited to: legal fees and accounting fees with respect to the Reorganization; any and all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps; Reorganization-related expenses related to matters such as fund administration, transfer agency, distribution, fund accounting and custody services; the preparation and assembly of the combined Information Statement/Prospectus and all mailing and other expenses associated therewith; and miscellaneous expenses associated with the Reorganization and transaction costs associated with repositioning each Fund’s holdings in connection with the Reorganization. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1.       The Trust agrees that it has not made any representation, warranty or covenant regarding the Reorganization, on behalf of either the Surviving Fund or the Acquired Fund, not set forth herein and that this Plan of Reorganization constitutes the entire agreement between the parties.

11.2.       The representations, warranties and covenants contained in this Plan of Reorganization or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Plan of Reorganization may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Trust’s Board, on behalf of either the Surviving Fund or the Acquired Fund, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with this Plan of Reorganization inadvisable.

13.	AMENDMENTS

This Plan of Reorganization may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by authorized officers of the Trust, on behalf of either the Surviving Fund or the Acquired Fund.

14.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Plan of Reorganization shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Funds at:

Marsico Funds

c/o Marsico Capital Management, LLC

1200 Seventeenth Street, Suite 1600

Denver, CO 80202

Attention: Thomas Kerwin, Esq.

With a copy to:

Dechert LLP

90 State House Square

Hartford, CT 06103

Attention: Anthony Zacharski, Esq.

15.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

15.1.       The Article and paragraph headings contained in this Plan of Reorganization are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan of Reorganization.

15.2.       This Plan of Reorganization may be executed in any number of counterparts, each of which shall be deemed an original.

15.3.       This Plan of Reorganization shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

IN WITNESS WHEREOF, the parties hereto have caused this Plan of Reorganization to be executed as of the date first above written.

THE MARSICO INVESTMENT FUND, on behalf of the Marsico Flexible Capital Fund

By:

Name:

Title:

THE MARSICO INVESTMENT FUND, on behalf of the Marsico Global Fund

By:

Name:

Title:

MARSICO CAPITAL MANAGEMENT, LLC

By:

Name:

Title:

EXHIBIT B

MARSICO FUNDS’ SHAREHOLDER INFORMATION

Marsico Flexible Capital Fund

Marsico Global Fund

(each a “Fund”, and collectively the “Funds”)

PRICING OF FUND SHARES

The price you pay when purchasing a share of a Fund, and the price you receive upon redeeming or exchanging a share of a Fund, is called the Fund’s net asset value per share (“NAV”). The NAV is calculated by taking the total value of a Fund’s assets, subtracting its liabilities, and then dividing by the number of shares outstanding. This is a standard calculation, and forms the basis for all transactions involving buying, selling, exchanging or reinvesting Fund shares. The NAV is generally calculated as of the close of trading on the NYSE (usually 4:00 p.m. Eastern Time) every day that the NYSE is open. In addition to Saturday and Sunday, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, as observed.

If the NYSE has an unscheduled early closing on a day it has opened for business, due to inclement weather, technology problems or any other reason, the Funds reserve the right to treat that day as a business day and accept purchase and redemption orders until, and calculate a Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Fund’s management believes an adequate market remains to meet purchase and redemption orders for that day.

Your order to purchase, redeem or exchange shares will be priced at the next NAV calculated after your order is received in good order by the Funds’ transfer agent, UMB Fund Services, Inc. (the “Transfer Agent”). In calculating each Fund’s NAV, each Fund’s investments are priced or valued based on market value, or when market quotations for these investments are not readily available, based on fair value as determined in good faith by the Adviser (with the assistance of other service providers such as the Fund Accountant) in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. Both domestic and foreign securities may be fair-value priced, although such pricing is more commonly undertaken for foreign securities. The Funds may use pricing sources approved by the Funds’ Board of Trustees to assist in determining the market value of the Funds’ investments. The Funds may invest in portfolio securities or instruments that are primarily traded on foreign exchanges or other markets that may be open on weekends or certain other days when the Funds do not price their shares, or that may be closed on certain days when the Funds are open for business. The value of these or other investments held by the Funds may change on days when shareholders will not be able to purchase or redeem or exchange Fund shares.

A Fund will, in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, generally fair value price one or more of its foreign portfolio securities or other securities if market prices for such securities are not readily available, if a significant event (as discussed in the Funds’ fair valuation procedures) after market closing affects the value of the securities and renders the closing quotations for the securities stale or unreliable, or if other changes or volatility in U.S. markets may affect the value of certain foreign securities (as discussed in the Funds’ fair valuation procedures). A Fund may use the fair value prices thereby determined in circumstances such as when, without limitation, the Fund’s net asset value would be materially affected, or in other circumstances when fair value pricing is deemed appropriate in accordance with the Funds’ fair valuation procedures.

A Fund that holds foreign securities may rely frequently on fair value pricing. The use of fair value pricing may help to ensure that on average, foreign security prices (and Fund share prices) may better reflect the values of those securities at the time the Funds’ NAVs are calculated, and may reduce opportunities for “time zone arbitrage” (see “Frequent Purchases and Redemptions of Fund Shares” below).

Fair value pricing also may at times result in portfolio security prices (and Fund share prices) that are less objective, not verifiable from independent sources (other than fair value pricing services, if available) and less precise than closing foreign market quotations as measures of market sentiment. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain securities in the Funds’ portfolios that are listed or traded on foreign securities exchanges in certain circumstances when changes or volatility in U.S. markets, as represented by, for example, movement of the S&P 500 Index, may affect the value of certain foreign securities. In accordance with the Funds’ fair valuation procedures, the Funds may also fair value price certain of their foreign or domestic portfolio securities in certain other circumstances when market quotations for a security may not be readily available, or if a significant event occurs, such as, without limitation, if the exchange on which a security is principally traded closed early, or if trading in a particular security was halted during the day and did not resume prior to the time when a Fund calculates its NAV.

INSTRUCTIONS FOR OPENING AND ADDING TO AN ACCOUNT

TO OPEN AN ACCOUNT

BY MAIL	BY TELEPHONE	BY INTERNET	BY WIRE
Complete and sign the Account Application or an IRA Application. ■ Make your check payable to the Marsico Funds. ■ For IRA accounts, please specify the year for which the contribution is made.	Telephone transactions may not be used for initial purchases.	You may open new accounts through the Marsico Funds website at: marsicofunds.com. For important information on this feature, see “Fund Transactions Through the Marsico Funds Website” below in this Prospectus.	Call 888-860-8686 for instructions and to obtain an account number prior to wiring the funds.
MAIL YOUR APPLICATION AND CHECK TO: Marsico Funds c/o UMB Fund Services, Inc. P.O. Box 3210 Milwaukee, WI 53201-3210 BY OVERNIGHT DELIVERY, SEND TO: Marsico Funds c/o UMB Fund Services, Inc.

235 West Galena Street
Milwaukee, WI 53212-3948
888-860-8686

TO ADD TO AN ACCOUNT

BY MAIL	BY TELEPHONE	BY INTERNET	BY WIRE

Complete the investment slip that is included in your account statement, and write your account number on your check. If you no longer have your investment slip, please reference your name, account number and address on your check.

■  Make your check payable to the Marsico Funds.

■  For IRA accounts, please specify the year for which the contribution is made.

You are automatically granted telephone transaction privileges unless you decline them on your Account Application. You may call 888-860-8686 to purchase shares in an existing account. Investments made by electronic funds transfer must be from a pre-designated bank account and in amounts of at least $50 and not greater than $100,000, and will be effective at the NAV next computed after your instruction is received in good order by the Transfer Agent.

You may purchase shares in an existing account through the Marsico Funds website at: marsicofunds.com.

To establish online transaction privileges, you must enroll through the website. You automatically have the ability to establish online transaction privileges unless you decline them on your Account Application. For important information on this feature, see “Fund Transactions Through the Marsico Funds Website” below in this Prospectus or call 888-860-8686.

Send your investment to UMB Bank, n.a. by following the instructions listed in the column below.

SEND YOUR INVESTMENT TO UMB BANK, N.A. WITH THESE INSTRUCTIONS:

■  UMB Bank, n.a.

■  ABA#: 101000695

■  For Credit to the Marsico Funds

■  A/C#: 9870858118

■  For further credit to: investor account number; name(s) of investor(s); SSN or TIN; name of Fund to be purchased.

MAIL THE SLIP AND THE CHECK TO:

Marsico Funds
c/o UMB Fund Services, Inc.
P.O. Box 3210
Milwaukee, WI 53201-3210

BY OVERNIGHT DELIVERY, SEND TO:

Marsico Funds
c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212-3948
888-860-8686

AUTOMATIC SERVICES

With your initial investment, please indicate on your application which of the automatic service(s) described below you want for your account. Return your application with your investment.

TELEPHONE AND WIRE TRANSACTIONS

Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone transactions. It takes 15 calendar days after receipt by the Funds of your bank account information to establish this feature. Purchases by ACH transfer may not be made during this time. When opening an account, you are automatically granted telephone transaction privileges unless you decline them on your Account Application. You must have ACH instructions on your account in order to conduct online purchases. With respect to purchases made by telephone, the Funds and their agents will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions. The Funds or their agents will not be liable for any loss, cost or expense for acting upon telephone instructions believed to be genuine or for any unauthorized telephone transactions.

If you plan to purchase your initial shares by wire, the Transfer Agent first must have received a completed Account Application and issued an account number to you to credit your account for the wire. The account number must be included in the wiring instructions set forth above.

The Transfer Agent must receive your Account Application to establish shareholder privileges and to verify your account information. Payment of redemption proceeds may be delayed and taxes may be withheld unless the Transfer Agent receives a properly completed and executed Account Application.

ADDITIONAL PURCHASE INFORMATION

The Funds may hold redemption proceeds until the proceeds used to purchase shares have been collected (e.g., your check has cleared, or your ACH payments have been received), but in no event for more than 10 calendar days. If you fail to provide and certify to the accuracy of your Social Security Number or Taxpayer Identification Number, the Funds will be required to withhold 28% of all dividends, distributions and payments, including your redemption proceeds.

Under the unclaimed property laws of various states, if no activity occurs in your account and the Funds are unable to contact you at the address of record within the time periods specified by various state laws, your account, including the shares of the Funds held in the account, may be liquidated and the proceeds transferred to the appropriate state. It may be difficult to recover amounts transferred to a state. The Funds are not responsible for amounts duly transferred to a state.

Please note that the Funds are offered and sold only to persons residing in the U.S. or Puerto Rico. Applications will only be accepted if they contain a U.S. or Puerto Rico address. This Prospectus should not be considered a solicitation to buy or an offer to sell shares of the Funds in any jurisdiction where it would be unlawful under the securities laws of that jurisdiction.

The Funds will not accept your Account Application if you are investing for another person as attorney-in-fact. The Funds will not accept accounts with “Power of Attorney” or “POA” in the registration section of the Account Application.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, money orders, travelers checks, credit cards, credit card checks, third party checks or other checks deemed to be high-risk checks will be accepted. A $20 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete ACH or other electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. You will also be responsible for any losses suffered by the Funds as a result. The Funds may redeem shares you own in this or any identically registered Marsico Funds account as reimbursement for any such losses. The Funds reserve the right to reject any purchase order for Fund shares and to involuntarily redeem any account holder’s shares under certain other circumstances as permitted under the 1940 Act.

At their discretion, the Funds may, but are not required to, accept “in-kind” purchases from investors who pay for Fund shares with securities instead of cash. Such in-kind purchases involving a Fund’s receipt of portfolio securities in exchange for Fund shares can be beneficial because they may avoid some brokerage costs that the Funds would otherwise incur to purchase portfolio securities. Securities contributed as part of in-kind purchases generally would be required to meet certain criteria determined by the Adviser, including that they be liquid securities that are permissible and appropriate investments for the Funds and be readily priced. Some brokerage costs may still be incurred by the Funds and purchasing investors in such transactions.

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

■	Name;

■	Date of birth (for individuals);

■	Residential or business street address (post office box numbers may also be provided for mailing purposes); and

■	Social Security Number, Taxpayer Identification Number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. In accordance with federal law requirements, the Funds have implemented an anti-money laundering compliance program, which includes designation of an anti-money laundering compliance officer.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, and the proceeds received may be less than the amount originally invested.

INVESTMENT MINIMUMS

	Initial	Additional
Regular accounts	$2,500	$100
Traditional IRAs and IRA Rollovers	1,000	100
Spousal IRAs	500	100
Roth IRAs	1,000	100
SEP-IRAs	500	100
Gifts to minors	500	50
Automatic Investment Plans	1,000	50

INVESTMENTS MADE THROUGH FINANCIAL SERVICES AGENTS

If you invest in the Funds indirectly through an intermediary such as a financial services agent (rather than directly with the Funds through the Transfer Agent), the policies and fees associated with making an investment may be different than those described here. Financial advisers, mutual fund supermarkets and other financial services agents charge their own transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial services agent if you have any questions. Your financial services agent is responsible for receiving your orders by a certain time and transmitting them to the Transfer Agent in a timely manner as outlined in agreements between the parties. To ensure that your order is completed at that day’s next calculated net asset value for the Funds, you will need to place your order with your financial services agent by its deadline for receipt of customer orders so that the financial services agent can transmit the order to the Transfer Agent by the required deadline.

Certain financial services agents may enter into agreements with the Funds or their agents which permit them to confirm orders timely received on behalf of customers by phone or other means, with payment to follow later, in accordance with the Transfer Agent’s procedures. If payment is not received within the time specified, the transaction may be rescinded and the financial services agent may be held liable for any resulting losses.

The Funds have adopted a plan for the payment of distribution fees pursuant to Rule 12b-1, and pay such fees to many financial intermediaries to cover Fund distribution costs and other costs. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Funds also pay administrative fees to certain select financial services agents to cover the costs of shareholder servicing, recordkeeping, and other administrative services provided to shareholders by financial services agents. The Funds may seek to reduce administrative fees payable to a financial services agent through commission recapture arrangements, in which a portion of commissions payable to a financial services agent for the execution of Fund portfolio transactions is credited against such non-distribution–related administrative fees.

The Adviser, at its own expense and using its own resources including profits realized from its services to the Funds, pays certain select financial services agents to help cover distribution or administrative costs on behalf of the Funds.

INSTRUCTIONS FOR SELLING FUND SHARES

TO SELL SHARES

BY MAIL		BY TELEPHONE

Write a letter of instruction that includes:

■   the name(s) and signature(s) of all account owners;

■   your account number;

■   the Fund name;

■   the dollar or share amount you want to sell;

■   how and where to send the proceeds; and

■   if redeeming from your IRA, please complete an IRA Distribution Form which is available by calling shareholder services at 888-860-8686.

In certain situations, you may be required to obtain a Medallion signature guarantee or provide other documents in order to sell shares. Information about such requirements appears in “Signature Guarantees” below.

■  You are automatically granted telephone transaction privileges unless you decline them on your Account Application. You may redeem Fund shares by calling 888-860-8686. Redemption proceeds will be mailed directly to you or electronically transferred to your predesignated bank account.

■  Unless you decline telephone privileges on your Account Application, as long as the Funds take reasonable measures to verify the order, you will be responsible for any fraudulent telephone order.

■  You may redeem as little as $500 and as much as $100,000 by telephone redemption.

MAIL YOUR REQUEST TO:	BY OVERNIGHT DELIVERY, SEND TO:
Marsico Funds c/o UMB Fund Services, Inc. P.O. Box 3210 Milwaukee, WI 53201-3210	Marsico Funds c/o UMB Fund Services, Inc. 235 West Galena Street Milwaukee, WI 53212-3948 888-860-8686
BY INTERNET	SYSTEMATIC WITHDRAWAL PLAN
You may redeem shares through the Marsico Funds website at marsicofunds.com. To establish online transaction privileges you must enroll through the website. You automatically have the ability to establish online transaction privileges unless you decline them on your Account Application. For important information on this feature, see “Fund Transactions through the Marsico Funds Website” below in this Prospectus or call 888-860-8686.

Call us to request a Systematic Withdrawal Plan. It may be set up over the phone or by letter of instruction.

For specific information on how to redeem your account, and to determine if a Medallion signature guarantee or other documentation is required, please see “Signature Guarantees” below or call 888-860-8686.

ADDITIONAL REDEMPTION INFORMATION

PAYMENT OF REDEMPTION PROCEEDS

You may sell your Fund shares at any time, subject to the policies and procedures discussed in “Frequent Purchases and Redemptions of Fund Shares” below. Your shares will be redeemed at the next NAV calculated after your order is received in good order by the Transfer Agent. If you request payment by wire transfer or ACH, each Fund typically expects that payment of the redemption proceeds for shares of the Funds will normally be made in federal funds on the next business day to the bank and account you have designated as described further below. If you request payment by check, each Fund typically expects that payment of redemption proceeds for shares of the Funds will normally be made within two business days. However, each Fund may take up to seven days after receipt of your properly completed request to pay sales proceeds.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to 10 calendar days. This procedure is intended to protect the Funds and their shareholders from loss.

The Transfer Agent will wire redemption proceeds only to the bank and account designated on the Account Application or in written instructions (with Medallion signatures guaranteed) subsequently received by the Transfer Agent, and only if the bank is a member of the Federal Reserve System. The Transfer Agent currently charges a $15.00 fee for each payment of redemption proceeds by wire, which will be deducted from your redemption proceeds. An additional $12.50 fee is charged by the Transfer Agent for any IRA distributions. If you request that your redemption proceeds be sent via overnight delivery, the Transfer Agent will deduct an additional $20.00 from your account or proceeds to cover the associated costs.

If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any automatic service currently in effect for the account will be terminated unless you indicate otherwise in writing.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds are intended primarily for use as long-term investment vehicles. The Funds are not intended to provide a means of speculating on short-term market movements. Large and frequent short-term trades by investors have the potential to make the Funds more difficult to manage efficiently, and could in some cases impose additional brokerage or administrative costs on the Funds, or dilute the value of Fund shares held by long-term investors. The Funds do not have any arrangements with any person to permit frequent short-term purchases and redemptions of their shares, and the Funds’ Transfer Agent may monitor for certain types of frequent trading activity by shareholders. If large and frequent short-term trading by a shareholder is detected, the Funds may take reasonable action in response, up to and including the limitation, suspension, or termination of a shareholder’s purchase or exchange privileges. It may not be feasible for the Funds to detect or prevent every potential instance of short-term trading.

“Time zone arbitrage” of mutual funds that hold substantial foreign securities is one type of short-term trading that the Funds seek to discourage. A trader who practices time zone arbitrage seeks to profit by buying or selling mutual fund shares based on events which occur after the close of foreign markets when the effects of those events may not be fully reflected in closing foreign market quotations used to value mutual fund shares.

The Board of Trustees has adopted policies and procedures with respect to frequent short-term purchases and redemptions of Fund shares by Fund shareholders. The Funds reserve the right to modify their policies and procedures at any time without prior notice as the Board of Trustees in its sole discretion deems to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

Under Rule 22c-2 of the 1940 Act, the Funds have entered into agreements with financial intermediaries that maintain subaccounts for themselves and their customers with the Transfer Agent obligating such financial intermediaries to provide, upon each Fund’s request, certain information regarding their customers and their customers’ transactions in shares of the Funds. However, there can be no guarantee that all short-term trading will be detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in a form that can be quickly analyzed or evaluated by the Funds.

The Funds may take other steps to discourage large and frequent short-term trades by Fund shareholders, including fair value pricing of foreign or other securities as discussed above.

SIGNATURE GUARANTEES

Please note that each owner of a Fund account must obtain a signature guarantee from a participant in the Securities Transfer Association Medallion Program for certain redemption requests. The Medallion signature guarantee is designed to protect you and the Funds from fraud. You may obtain a Medallion signature guarantee from banks, credit unions, savings associations, broker-dealers, national securities exchanges, registered securities exchanges, or clearing agencies deemed eligible by the SEC. A notary public cannot provide a Medallion signature guarantee.

In particular, when you submit a written request to redeem Fund shares in your account, your request must include the original signature of each owner of the account and a Medallion signature guarantee if any of the following is true:

■	You wish to sell more than $100,000 worth of shares;

■	You change the ownership of your account;

■	You are requesting that redemption proceeds be sent to a different address than your address of record;

■	You are requesting that redemption proceeds be sent by federal wire transfer to a bank other than your bank of record;

■	You are requesting that redemption proceeds be paid to someone other than the account owner;

■	The address on your account (address of record) has changed within the last 15 days; or

■	The redemption proceeds are being transferred to a Fund account with a different ownership name or registration.

CORPORATE, TRUST AND OTHER ACCOUNTS

Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above, evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Funds at 888-860-8686 before making the redemption request to determine what additional documents are required.

TRANSFER OF OWNERSHIP

In order to change the account registration or transfer ownership of an account, additional documents will be required. In order to avoid delays in processing these requests, you should call the Funds at 888-860-8686 before making your request to determine what additional documents are required.

REDEMPTION INITIATED BY THE FUNDS

If your account balance in a Fund falls below $500, the Fund may ask you to increase your balance. If your account balance is still below $500 after 30 days, a Fund may close your account and send you the proceeds. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. The right of redemption by the Funds relating to the minimum balance requirement will not apply if the value of your account drops below $500 because of market performance. The Funds may also close your account and send you the proceeds under certain other circumstances as permitted under the 1940 Act.

REDEMPTION IN-KIND

It is currently the Funds’ policy to pay all redemptions in cash. The Funds retain the right, however, to elect at any time to instead pay large redemptions in whole or in part by a distribution in-kind of portfolio securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges and taxes on the sale of any such securities so received. In addition, a redemption paid in portfolio securities would be treated as a taxable event for you and may result in the recognition of gain or loss for federal income tax purposes. A Fund has no obligation to pay distributions in-kind instead of cash in any circumstances.

METHODS TO MEET REDEMPTIONS

Under normal market conditions, the Funds expect to meet redemption orders by using holdings of cash or by the sale of portfolio securities. In unusual or stressed market conditions or as the Adviser deems appropriate, each Fund also may utilize its custodian overdraft facility to meet redemptions, if necessary. As discussed immediately above, each Fund also reserves the right to pay large redemptions by a distribution in-kind of portfolio securities held by a Fund in lieu of cash.

HOW TO EXCHANGE SHARES

You may exchange all or a portion of your investment from one Marsico Fund to another. You may exchange shares by mail, by telephone or through the Marsico Funds website. You are automatically granted telephone transaction privileges unless you decline them on your Account Application. You must have telephone transaction privileges in order to conduct online transactions. You may establish online transaction privileges by opening your account through the website. For important information on this feature, see “Fund Transactions Through the Marsico Funds Website” below in this Prospectus. Any new account established through an exchange will have the same privileges as your original account and will also be subject to the minimum investment requirements described above. Aside from this requirement, there is a $500 minimum exchange amount for exchanging shares under the program. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.

The Funds may change, temporarily suspend or terminate the exchange privilege during unusual market conditions or when a Fund determines such action to be in the best interests of the Fund or its shareholders. To the extent reasonably feasible, the affected Fund will seek to give shareholders 60 days’ advance notice of material changes to or termination of exchange privileges.

On occasions such as during periods of severe weather or significant market turmoil, telephone transactions may be difficult to complete. If you are unable to contact the Funds by telephone, you may instead choose to mail the requests to the Funds at the address listed under “Instructions for Opening and Adding to an Account” above, or access your account through the Marsico Funds website at marsicofunds.com.

FUND TRANSACTIONS MADE THROUGH THE MARSICO FUNDS WEBSITE

You may visit us online through the Marsico Funds website at marsicofunds.com to access information such as your Fund’s recent as well as long-term performance information. You may also view portfolio holdings of the Funds as they existed at the end of a given calendar month (excluding cash and cash equivalents), which are generally posted on the website approximately 30 days after the end of that month. Additionally, the Marsico Funds website offers other resources including daily performance information, quarterly investment reviews and shareholder reports relating to the Funds.

In addition to checking your Fund account balance(s) and historical transactions, you may purchase, redeem or exchange shares of the Funds through the Marsico Funds website at marsicofunds.com. You may establish online transaction privileges by enrolling on the website. You automatically have the ability to establish online transaction privileges unless you decline them on your Account Application. You will be required to enter into a user’s agreement through the website in order to enroll for these privileges. In order to conduct online transactions, you must have telephone transaction privileges. To purchase shares online, you must also have ACH instructions on your account. If you opened your account online, then any redemption proceeds will only be sent to you via ACH or wire to the account from which the initial proceeds were drawn. Otherwise, redemption proceeds may be sent by check or, if your account has bank information, by wire or ACH.

Payment for purchases of shares through the Marsico Funds website may be made only through an ACH debit of your bank account. Redemptions will be paid by check, wire or ACH transfer only to the address or bank account of record. Redemptions from accounts established through the website will be paid only to the bank account of record. Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Funds’ website.

The Funds impose an upper limit of $100,000 on purchase and redemption transactions through the Marsico Funds website. Transactions through the website are subject to the same minimums as other transaction methods.

You should be aware that the Internet is an unsecure, unstable, unregulated and unpredictable environment. Your ability to use the Marsico Funds website for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Funds and their service providers have established certain security procedures, they cannot assure you that inquiries, account information or trading activity will be completely secure.

There may also be delays, malfunctions or other inconveniences generally associated with use of the Internet. There may also be times when the Marsico Funds website is unavailable for Fund transactions or other purposes. Should this happen, you should consider purchasing, redeeming or exchanging shares by another method. Neither the Funds, the Transfer Agent, UMB Distribution Services, LLC (the “Distributor”) nor the Adviser will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.

RETIREMENT PLAN SERVICES

The Funds offer certain retirement plan accounts for individuals and institutions, including large and small businesses. For information on establishing retirement accounts and for a complete list of retirement accounts offered, please call 888-860-8686. Complete instructions about how to establish and maintain your plan and how to open accounts for you and your employees will be included in the retirement plan kit you receive in the mail. A $12.50 fee is charged annually for the maintenance of each such account. The Transfer Agent currently charges a distribution fee of $12.50 for each redemption from an IRA account and an additional $15.00 fee for each payment by wire of redemption proceeds from an IRA account. If you request that your redemption proceeds be sent via overnight delivery, the Transfer Agent will deduct an additional $20.00 from your account or proceeds to cover the associated costs.

The retirement plans currently available to shareholders of the Funds include:

Traditional IRA and IRA Rollovers: an individual retirement account. Your contribution may or may not be deductible depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.

Spousal IRA: an IRA funded by a working spouse in the name of a non-earning spouse.

SEP-IRA: an individual retirement account funded by employer contributions. Your assets grow tax-free and distributions are taxable as income.

Roth IRA: an IRA with non-deductible contributions, and tax-free growth of assets and tax-free distributions for qualified distributions.

AUTOMATIC SERVICES FOR FUND INVESTORS

Buying, selling, or exchanging shares automatically is easy with the services described below. With each service, you select a schedule and an amount, subject to certain restrictions. You can set up most of these services with your Account Application or by calling 888-860-8686.

FOR BUYING SHARES

Automatic Investment Plan

For making automatic investments from a designated bank account.

Payroll Direct Deposit Plan

For making automatic investments from your payroll check.

Dividend Reinvestment

If you do not specify an election, all income dividends and capital gains distributions will be automatically reinvested in shares of the Funds.

FOR EXCHANGING & FOR SELLING SHARES

Automatic Exchange Plan

An automatic exchange plan is intended for making regular exchanges from one Marsico Fund into another Marsico Fund. This plan is available to IRA accounts having a minimum balance of $1,000.

Systematic Withdrawal Plan

A systematic withdrawal plan is intended for making regular withdrawals from the Funds.

SHAREHOLDER COMMUNICATIONS

ACCOUNT STATEMENTS

Every quarter, Marsico Fund investors automatically receive regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

CONFIRMATIONS

Confirmation statements will be sent after each transaction that affects your account balance or account registration.

REGULATORY MAILINGS

Financial reports will be sent at least semi-annually. Annual reports will include audited financial statements. To reduce Fund expenses, one copy of each report will be mailed to each shareholder with a unique Taxpayer Identification Number even though the investor may have more than one account in the Funds.

You may elect to receive statements, confirmations and/or regulatory mailings electronically in lieu of paper copies by registering for this feature as part of opening an account on the Marsico Funds website at marsicofunds.com. For existing accounts, please call 888-860-8686 for instructions.

DIVIDENDS AND DISTRIBUTIONS

Seeking current income may be a limited consideration for the Flexible Capital Fund. Neither the Flexible Capital Fund nor any other Fund is required to seek current income or to maintain any portion of its total assets in fixed or variable income securities. The Funds may not necessarily have any income to distribute at any given time, and are not required to make regular distributions (except insofar as mutual funds distribute income and capital gains annually to comply with tax regulations). The Funds intend to pay distributions on an annual basis to the extent they have income and/or capital gains to distribute at such times. You may elect to reinvest income dividends and capital gains distributions in shares of the Funds or receive these distributions in cash.

Dividends and any other distributions from the Funds are automatically reinvested in the Funds at the next calculated NAV, unless you elect to have dividends paid in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

If you are interested in changing your election, you may call the Transfer Agent at 888-860-8686 or send written notification to Marsico Funds, c/o UMB Fund Services, Inc., P.O. Box 3210, Milwaukee, WI 53201-3210.

TAXES

The following information is meant as a general summary for U.S. taxpayers. Please see the SAI dated January 31, 2018 for additional tax information. Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Funds.

As described under “Dividends and Distributions” above, each Fund will seek to distribute all or substantially all of its income and gains to its shareholders each year. Each Fund generally will not have to pay income tax on amounts it distributes to shareholders. Fund dividends and distributions (whether paid in cash or reinvested in additional Fund shares) are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). A portion of the shareholder dividends derived from corporate dividends may be eligible for the corporate dividends-received deduction.

The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is generally either 15% or 20% depending on whether the individual’s income exceeds certain threshold amounts. These rates do not apply to corporate taxpayers. Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a holding period of more than 60 days for their Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

Distributions by a Fund of net capital gains (the excess of net long-term capital gains over net short-term capital losses) to shareholders are generally taxable to the shareholders at the applicable long-term capital gains rate, regardless of how long the shareholder has held shares of the Fund.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

A dividend or capital gains distribution declared by a Fund in October, November or December, but paid during January of the following year will be considered to be paid on December 31 of the year it was declared.

Because each of the Funds may invest in foreign securities, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by countries other than the U.S. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund at the close of a taxable year consists of stock or securities in non-U.S. companies, and if that Fund elects to “pass through” foreign taxes, shareholders of the Fund may be able to claim U.S. foreign tax credits with respect to foreign taxes paid by the Fund, subject to certain provisions and holding period and other limitations contained in the Internal Revenue Code of 1986, as amended. For any year for which a Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund.

Shareholders that sell, exchange or redeem Fund shares generally will have a capital gain or loss from the sale, redemption or exchange. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange or redemption, how long the shares were held and whether the shareholder’s income exceeds certain threshold amounts.

If the value of shares is reduced below a shareholder’s cost as a result of a distribution by a Fund, the distribution will generally be taxable even though it, in effect, represents a return of invested capital. Investors considering buying shares just prior to a dividend or capital gain distribution payment date should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to the record date for a distribution may receive a distribution that may largely constitute a return of capital to those investors but will be taxable to them as income. This is known as “buying a dividend.”

Shareholders will be advised annually as to the federal tax status of dividends and capital gain distributions made by each Fund for the preceding year. Distributions by the Funds generally will be subject to state and local taxes. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of a Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of that Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of that Fund. If disallowed, the loss will be reflected as an adjustment to the tax basis of the shares acquired.

As with all mutual funds, each Fund may be required to withhold U.S. federal income tax at the applicable rate of all taxable distributions to you if you fail to provide the Fund with your correct Taxpayer Identification Number, or to make required certifications, or if you have been notified by the Internal Revenue Service (“IRS”) that you are subject to backup withholding.

If you are not a citizen of the United States and do not reside there, or if you are a non-U.S. entity, the Fund will generally withhold 30% (or a lower rate if applicable by treaty) on taxable distributions made to you.

Federal law requires mutual fund companies to maintain a shareholder’s cost basis by tax lot and report gain/loss information and holdings periods for sales of mutual fund shares that are “covered” securities to the IRS and to shareholders on Form 1099-B. Mutual fund shares, such as shares of the Funds, acquired on or after January 1, 2012 are covered securities. The Funds are not responsible for maintaining and reporting share information for their shares that are not deemed “covered.”

The tax regulations require that the Funds elect a default tax identification methodology in order to perform the required reporting. The Funds have chosen the first-in-first-out (“FIFO”) method as the default tax lot identification method for their shareholders. This is the method the Funds will use to determine which specific shares are deemed to be sold when a shareholder’s entire position is not sold in a single transaction and is the method in which “covered” share sales will be reported on a shareholder’s Form 1099-B.

However, at the time of purchase or upon the sale of “covered” shares, shareholders may generally choose a different tax lot identification method. Shareholders should consult a tax advisor with regard to their personal circumstances as the Funds and their service providers do not provide tax advice.

PART B

THE MARSICO INVESTMENT FUND

Statement of Additional Information

[          ] [  ], 2018

Acquisition of the Assets and Liabilities of: Marsico Flexible Capital Fund (a Series of The Marsico Investment Fund) 1200 17th Street, Suite 1600 Denver, Colorado 80202	By and in Exchange for Shares of: Marsico Global Fund (a Series of The Marsico Investment Fund) 1200 17th Street, Suite 1600 Denver, Colorado 80202

This Statement of Additional Information of The Marsico Investment Fund (the “SAI”) is available to the shareholders of Marsico Flexible Capital Fund (the “Acquired Fund”), a series of The Marsico Investment Fund (the “Trust”), in connection with a proposed transaction whereby all of the assets and liabilities of the Acquired Fund will be transferred to Marsico Global Fund (the “Surviving Fund”), a series of the Trust, in exchange for shares of the Surviving Fund.

This SAI consists of: (i) this cover page; (ii) the accompanying pro forma financial statements of the Surviving Fund, the Marsico Global Fund, as of March 31, 2018, and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.	The SAI for the Marsico Flexible Capital Fund and the Marsico Global Fund dated January 31, 2018, as filed on January 30, 2018 (File No: 333-36975).

2.	The Financial Statements of the Marsico Flexible Capital Fund and the Marsico Global Fund included in the Annual Report to Shareholders dated September 30, 2017, as filed on December 5, 2017 (File No: 811-08397).

3.	The Financial Statements of the Marsico Flexible Capital Fund and the Marsico Global Fund included in the Semi-Annual Report to Shareholders dated March 31, 2018, as filed on May 31, 2018 (File No: 811-08397).

This SAI is not a prospectus. An Information Statement/Prospectus dated [      ] [  ], 2018, relating to the reorganization of the Acquired Fund may be obtained, without charge, by writing to the Funds at Marsico Funds c/o UMB Fund Services, Inc., P.O. Box 3210, Milwaukee, WI 53201-3210 or calling 1-888.860.8686. This SAI should be read in conjunction with the Information Statement/Prospectus.

UNAUDITED COMBINED PRO FORMA FINANCIAL INFORMATION

The following unaudited pro forma combined financial information has been prepared to give effect to the Reorganization and was prepared using the historical financial statements of the Marsico Flexible Capital Fund (“Acquired Fund”) and the Marsico Global Fund (“Surviving Fund”). This information should be read in conjunction with, and is qualified in its entirety by, the Acquired Fund’s and Surviving Fund’s March 31, 2018 and September 30, 2017 financial statements and accompanying notes incorporated by reference in the Information Statement/Prospectus.

The unaudited pro forma statements of assets and liabilities information as of March 31, 2018 is presented as if the Reorganization had been consummated on March 31, 2018. The unaudited pro forma statements of operations information for the twelve-month period ended March 31, 2018 is presented as if the Reorganization had been consummated on April 1, 2017.

The pro forma financial information is based on the estimates and assumptions set forth in the notes to such information and should be read in conjunction with this unaudited pro forma financial information. The pro forma financial information is being furnished solely for information purposes and, therefore, does not purport to be indicative of the combined financial position or results of operations that might have been achieved if the Reorganization had been consummated on the date or for the periods indicated. In addition, the unaudited pro forma financial information does not purport to be indicative of the financial position or results of operations that may occur in the future.

Reorganization Between Marsico Flexible Capital Fund and Marsico Global Fund

Pro Forma Schedules of Investments at March 31, 2018 (Unaudited)

	Acquired Fund / Marsico Flexible Capital Fund			Surviving Fund / Marsico Global Fund			Marsico Global Fund - Pro Forma Combined
Security Description	Number of Shares	Value $	Percent of Net Assets	Number of Shares	Value $	Percent of Net Assets	Number of Shares	Value $	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Airbus SE	53,929	$6,242,697	2.79%	12,920	$1,495,589	2.89%	66,849	$7,738,286	2.81%

Airlines
Ryanair Holdings PLC Spon. ADR*	55,854	6,861,664	3.07%	12,677	1,557,369	3.01%	68,531	8,419,033	3.06%

Apparel, Accessories & Luxury Goods
Hermes International	11,583	6,865,838	3.07%	2,665	1,579,682	3.05%	14,248	8,445,520	3.07%

Application Software
salesforce.com, inc.*	77,296	8,989,525	4.02%	18,643	2,168,181	4.18%	95,939	11,157,706	4.05%
Snap, Inc. - Cl. A*	252,156	4,001,715	1.79%	60,087	953,581	1.84%	312,243	4,955,296	1.80%
		12,991,240	5.81%		3,121,762	6.02%		16,113,002	5.85%
Biotechnology
G1 Therapeutics, Inc.*	83,152	3,080,782	1.38%	15,487	573,793	1.11%	98,639	3,654,575	1.33%
Vertex Pharmaceuticals, Inc.*	40,825	6,653,658	2.98%	9,627	1,569,009	3.03%	50,452	8,222,667	2.99%
		9,734,440	4.36%		2,142,802	4.14%		11,877,242	4.32%
Data Processing & Outsourced Services
Visa, Inc. - Cl. A	57,216	6,844,178	3.06%	13,173	1,575,754	3.04%	70,389	8,419,932	3.06%
Wirecard A.G.	65,909	7,812,956	3.50%	14,895	1,765,677	3.41%	80,804	9,578,633	3.48%
		14,657,134	6.56%		3,341,431	6.45%		17,998,565	6.54%

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	10,334	2,355,325	1.05%	2,364	538,803	1.04%	12,698	2,894,128	1.05%

General Merchandise Stores
B&M European Value Retail S.A.	--	--	--%	176,088	966,598	1.87%	176,088	966,598	0.35%
Dollarama, Inc.	37,840	4,598,896	2.06%	8,914	1,083,365	2.09%	46,754	5,682,261	2.06%
		4,598,896	2.06%		2,049,963	3.96%		6,648,859	2.41%
Health Care Equipment
Intuitive Surgical, Inc.*	18,196	7,511,855	3.36%	4,356	1,798,288	3.47%	22,552	9,310,143	3.38%

Home Entertainment Software
Nintendo Co., Ltd.	13,000	5,775,550	2.58%	2,900	1,288,392	2.49%	15,900	7,063,942	2.57%
Ubisoft Entertainment S.A.*	79,110	6,695,236	3.00%	18,459	1,562,222	3.01%	97,569	8,257,458	3.00%
		12,470,786	5.58%		2,850,614	5.50%		15,321,400	5.57%
Hotels, Resorts & Cruise Lines
Norwegian Cruise Line Holdings Ltd.*	--	--	--%	17,815	943,661	1.82%	17,815	943,661	0.34%

Industrial Machinery
FANUC Corporation	18,000	4,632,355	2.07%	4,900	1,261,030	2.43%	22,900	5,893,385	2.14%

Internet & Direct Marketing Retail
Amazon.com, Inc.*	7,294	10,556,898	4.72%	1,687	2,441,662	4.72%	8,981	12,998,560	4.72%
Ctrip.com International, Ltd. ADR*	--	--	--%	19,019	886,666	1.71%	19,019	886,666	0.32%
Netflix, Inc.*	25,179	7,436,618	3.33%	6,074	1,793,956	3.46%	31,253	9,230,574	3.35%
		17,993,516	8.05%		5,122,284	9.89%		23,115,800	8.39%
Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	60,214	11,051,678	4.94%	14,000	2,569,560	4.96%	74,214	13,621,238	4.95%
Alphabet, Inc. - Cl. A*	9,218	9,560,356	4.28%	1,645	1,706,095	3.29%	10,863	11,266,451	4.09%
Facebook, Inc. - Cl. A*	51,168	8,176,135	3.66%	11,824	1,889,357	3.65%	62,992	10,065,492	3.66%
Match Group, Inc.*	105,852	4,704,063	2.11%	23,724	1,054,295	2.04%	129,576	5,758,358	2.09%
Tencent Holdings Ltd.	196,700	10,558,765	4.72%	45,400	2,437,051	4.70%	242,100	12,995,816	4.72%
		44,050,997	19.71%		9,656,358	18.64%		53,707,355	19.51%
IT Consulting & Other Services
InterXion Holding N.V.*	94,932	5,896,226	2.64%	25,202	1,565,296	3.02%	120,134	7,461,522	2.71%

Managed Health Care
UnitedHealth Group, Inc.	30,295	6,483,130	2.90%	7,156	1,531,384	2.95%	37,451	8,014,514	2.91%

Restaurants
Domino's Pizza Enterprises Ltd.	132,563	4,271,487	1.91%	42,226	1,360,619	2.62%	174,789	5,632,106	2.05%
Domino's Pizza, Inc.	--	--	--%	5,319	1,242,306	2.40%	5,319	1,242,306	0.45%
		4,271,487	1.91%		2,602,925	5.02%		6,874,412	2.50%
Semiconductor Equipment
Applied Materials, Inc.	114,303	6,356,390	2.84%	25,422	1,413,718	2.73%	139,725	7,770,108	2.82%
ASML Holding N.V.	28,641	5,679,322	2.54%	6,752	1,338,877	2.58%	35,393	7,018,199	2.55%
		12,035,712	5.38%		2,752,595	5.31%		14,788,307	5.37%

Semiconductors
NVIDIA Corporation	28,426	6,583,177	2.95%	6,375	1,476,386	2.85%	34,801	8,059,563	2.93%

Specialty Chemicals
The Sherwin-Williams Company	11,529	4,520,751	2.02%	2,469	968,144	1.87%	13,998	5,488,895	1.99%

Systems Software
Microsoft Corporation	78,582	7,172,179	3.21%	17,331	1,581,800	3.05%	95,913	8,753,979	3.18%

Technology Hardware, Storage & Peripherals
Apple, Inc.	58,928	9,886,940	4.42%	--	--	--%	58,928	9,886,940	3.59%

TOTAL COMMON STOCKS
Cost (Marsico Flexible Capital Fund - $193,242,714; Marsico Global Fund - $34,647,485; Marsico Global Fund – Pro Forma Combined - $227,890,199)		207,816,345	92.97%		49,938,166	96.38%		257,754,511	93.62%

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.017%	18,505,161	18,505,161	8.28%	1,517,642	1,517,642	2.93%	20,022,803	20,022,803	7.27%

TOTAL SHORT-TERM INVESTMENTS
Cost (Marsico Flexible Capital Fund - $18,505,161; Marsico Global Fund - $1,517,642; Marsico Global Fund – Pro Forma Combined - $20,022,803)		18,505,161	8.28%		1,517,642	2.93%		20,022,803	7.27%

TOTAL INVESTMENTS
Cost (Marsico Flexible Capital Fund - $211,747,875; Marsico Global Fund - $36,165,127; Marsico Global Fund – Pro Forma Combined - $247,913,002)		226,321,506	101.25%		51,455,808	99.31%		277,777,314	100.89%

(Liabilities, Less Cash and Other Assets) Cash and Other Assets, Less Liabilities		(2,804,205)	(1.25)%		358,137	0.69%		(2,446,068)	(0.89)%

NET ASSETS		$223,517,301	100.00%		$51,813,945	100.00%		$275,331,246	100.00%

*	Non-income producing.

See notes to pro forma financial statements.

Summary of Investments by Country

	Acquired Fund / Marsico Flexible Capital Fund		Surviving Fund / Marsico Global Fund		Marsico Global Fund - Pro Forma Combined
Country	Market Value	Percent of Investment Securities	Market Value	Percent of Investment Securities	Market Value	Percent of Investment Securities
Australia	$4,271,487	1.89%	$1,360,619	2.64%	$5,632,106	2.03%
Canada	4,598,896	2.03%	1,083,365	2.11%	5,682,261	2.05%
China/Hong Kong	21,610,443	9.55%	5,893,277	11.45%	27,503,720	9.90%
France	19,803,771	8.75%	4,637,493	9.01%	24,441,264	8.80%
Germany	7,812,956	3.45%	1,765,677	3.43%	9,578,633	3.45%
Ireland	6,861,664	3.03%	1,557,369	3.03%	8,419,033	3.03%
Japan	10,407,905	4.60%	2,549,422	4.96%	12,957,327	4.66%
Netherlands	11,575,548	5.12%	2,904,173	5.64%	14,479,721	5.21%
United Kingdom	--	--%	966,598	1.88%	966,598	0.35%
Unites States(1)	139,378,836	61.58%	28,737,815	55.85%	168,116,651	60.52%
	$226,321,506	100.00%	$51,455,808	100.00%	$277,777,314	100.00%

(1)	Includes short-term securities.

Summary of Fair Values of the Funds’ Investments

Fund Investments by Major Security Type	Level 1	Level 2	Level 3	Total
Acquired Fund / Marsico Flexible Capital Fund
Assets
Common Stocks
Consumer Discretionary	$22,592,412	$11,137,325	$—	$33,729,737
Consumer Staples	2,355,325	—	—	2,355,325
Health Care	23,729,425	—	—	23,729,425
Industrials	6,861,664	10,875,052	—	17,736,716
Information Technology	89,222,562	36,521,829	—	125,744,391
Materials	4,520,751	—	—	4,520,751
Short-term Investments	18,505,161	—	—	18,505,161
				$226,321,506

Surviving Fund / Marsico Global Fund
Assets
Common Stocks
Consumer Discretionary	$8,391,616	$3,906,899	$—	$12,298,515
Consumer Staples	538,803	—	—	538,803
Health Care	5,472,474	—	—	5,472,474
Industrials	1,557,369	2,756,619	—	4,313,988
Information Technology	17,954,023	8,392,219	—	26,346,242
Materials	968,144	—	—	968,144
Short-term Investments	1,517,642	—	—	1,517,642
				$51,455,808

Marsico Global Fund – Pro Forma Combined
Assets
Common Stocks
Consumer Discretionary	$30,984,028	$15,044,224	$—	$46,028,252
Consumer Staples	2,894,128	—	—	2,894,128
Health Care	29,201,899	—	—	29,201,899
Industrials	8,419,033	13,631,671	—	22,050,704
Information Technology	107,176,585	44,914,048	—	152,090,633
Materials	5,488,895	—	—	5,488,895
Short-term Investments	20,022,803	—	—	20,022,803
				$277,777,314

See notes to pro forma financial statements.

Reorganization Between Marsico Flexible Capital Fund
and Marsico Global Fund
Pro Forma Statements of Assets and Liabilities
At March 31, 2018 (Unaudited)

(Amounts in thousands)	Acquired Fund / Marsico Flexible Capital Fund	Surviving Fund / Marsico Global Fund	Adjustments		Marsico Global Fund - Pro Forma Combined
ASSETS
Investments, at value (cost $211,748 , $36,165, and $247,913, respectively)	$226,322	$51,456	$--		$277,778
Cash	67	3	--		70
Foreign Currency (cost $1,256, $0, and $1,256, respectively)	1,246	–	--		1,246
Receivable for investments sold	4,466	2,040	--		6,506
Receivable for capital stock sold	5	21	--		26
Interest and dividends receivable	241	62	--		303
Prepaid expenses and other assets	1,655	145	368	(a)	2,168
Total Assets	234,002	53,727	368		288,097

LIABILITIES
Payable for investments purchased	8,246	1,556	--		9,802
Payable for capital stock redeemed	103	11	--		114
Payable to investment adviser	206	38	--		244
Accrued trustees’ fees	1,648	136	368	(a)	2,152
Accrued distribution fee	177	146	--		323
Accrued professional fees	24	4	--		28
Accrued transfer agent fees and expenses	46	4	--		50
Accrued printing expenses	12	3	--		15
Accrued expenses and other liabilities	23	15	--		38
Total Liabilities	10,485	1,913	368		12,766

NET ASSETS	$223,517	$51,814	$--		$275,331

NET ASSETS CONSIST OF
Paid-in capital	$166,672	$34,987	$41,224	(b)	$242,883
Accumulated net investment loss	(775)	(826)	775	(b)	(826)
Accumulated net realized gain on investments and foreign currency transactions	42,367	2,271	(42,367)	(b)	2,271
Net unrealized appreciation on investments and foreign currency translations	15,253	15,382	368	(a)	31,003
NET ASSETS	$223,517	$51,814	$--		$275,331

SHARES OUTSTANDING, $0.001 par value (Unlimited shares authorized)	15,843	3,370	(1,306)	(c)	17,907

NET ASSET VALUE, REDEMPTION PRICE, AND OFFERING PRICE PER SHARE (NET ASSETS/SHARES OUTSTANDING)*	$14.11	$15.38	$(14.11)	(d)	$15.38

*	Not in thousands, based on unrounded net assets and shares outstanding.

See notes to pro forma financial statements.

Reorganization Between Marsico Flexible Capital Fund and Marsico Global Fund Pro Forma Statements of Operations For the twelve-month period ended March 31, 2018 (Unaudited)

(Amounts in thousands)	Acquired Fund / Marsico Flexible Capital Fund	Surviving Fund / Marsico Global Fund	Adjustments		Marsico Global Fund - Pro Forma Combined
INVESTMENT INCOME
Dividends (net of $16, $21, and $37, respectively, of non-reclaimable foreign withholding taxes)	$5,087	$280	$--		$5,367
Interest	1,075	--	--		1,075
Total Investment Income	6,162	280	--		6,442
EXPENSES
Investment advisory fees	1,966	355	(19)	(e)	2,302
Distribution fees	615	110	--		725
Transfer agent fees and expenses	334	27	13	(f)	374
Trustees’ fees and expenses	196	44	368	(h)	608
Fund administration fees	134	80	(50)	(i)	164
Professional fees	130	30	(4)	(g)	156
Custody and fund accounting fees	86	67	(47)	(j)	106
Printing and postage expenses	43	6	--		49
Miscellaneous	42	4	--		46
Federal and state registration fees	28	21	(21)	(g)	28
Total Expenses	3,574	744	240		4,558
Less waiver of expenses and expenses paid indirectly	--	(51)	(299)	(k)	(350)
Net Expenses	3,574	693	(59)		4,208

NET INVESTMENT INCOME (LOSS)	2,588	(413)	59		2,234

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	59,418	4,926	--		64,344
Net realized gain (loss) on foreign currency transactions	(1,398)	595	--		(803)
Change in unrealized appreciation (depreciation) on investments and foreign currency translations	(36,908)	7,273	368	(h)	(29,267)
Net Gain on Investments	21,112	12,794	368		34,274
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,700	$12,381	$427		$36,508

See notes to pro forma financial statements.

Notes to Combined Pro Forma Financial Statements of

Marsico Flexible Capital Fund and Marsico Global Fund

March 31, 2018 (Unaudited)

NOTE 1 – GENERAL

The accompanying unaudited pro forma financial statements give effect to the proposed reorganization of the Marsico Flexible Capital Fund (“Marsico Flexible Capital Fund” or the “Acquired Fund”) in exchange for shares of the Marsico Global Fund (“Marsico Global Fund” or the “Surviving Fund”), at net asset value per share (the “Reorganization”). Each Fund currently offers a single class of shares and will offer only a single share class of the Surviving Fund subsequent to the Reorganization. The pro forma information set forth in the preceding statements and the corresponding notes is as of and for the unaudited twelve-month period ended March 31, 2018 and is intended to present the data as if the Reorganization had occurred as of March 31, 2018 and at the beginning, or April 1, 2017, of the unaudited twelve-month period, as applicable. The pro forma financial information provided herein should be read in conjunction with the Funds’ annual and semi-annual reports, which are incorporated by reference in the Information Statement/Prospectus. All pro forma estimates are approximate, based on factors that could change, and subject to potential revision.

NOTE 2 – REORGANIZATION

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither the Acquired Fund nor its shareholders, nor the Surviving Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Plan of Reorganization, excluding any net capital gains that may arise from the sale of investment securities related to portfolio realignment. At March 31, 2018, the Acquired Fund and Surviving Fund did not have any capital loss carryforwards.

Under the terms of the Plan of Reorganization, the Reorganization would be accomplished by the Surviving Fund’s acquisition of the net assets of the Acquired Fund in exchange for shares of the Surviving Fund at net asset value. The aggregate tax basis of the Surviving Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis the shareholders of the Acquired Fund held in their shares of the Acquired Fund immediately before the Reorganization.

In accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, the historical cost of investment securities held by the Acquired Fund will be carried forward to the surviving entity, Marsico Global Fund, and the results of operations of Marsico Flexible Capital Fund for pre-combination periods will not be restated. Marsico Global Fund will be the accounting survivor for financial reporting and performance purposes subsequent to the Reorganization. Management believes the accounting survivor of the Reorganization is appropriate in light of the attributes of the Surviving Fund and the Acquired Fund.

Marsico Capital Management, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Adviser will bear all costs associated with the Reorganization, excluding brokerage-related expenses and other transaction expenses related to the purchase or sale of portfolio investments, which will be borne by the respective Funds.

The Reorganization does not require Shareholder approval and is anticipated to occur on or about August 3, 2018 (or on a later date as the parties may agree).

NOTE 3 —PRO FORMA FINANCIAL INFORMATION AND ADJUSTMENTS

The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and the Surviving Fund and has been prepared in accordance with GAAP in the United States of America for investment companies. The presentation of financial statement information requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

8

The unaudited pro forma financial statements are presented to show the effect of the proposed transfer of all of the assets of the Acquired Fund in exchange for shares of the Surviving Fund and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund as described elsewhere in the Information Statement/Prospectus relating to the Reorganization.

The pro forma adjustment descriptions below are meant to explain the impact of the Reorganization as reflected on the preceding pro forma financial statements.

(a)	To adjust the value of the Trustees’ Deferred Fee Plan held in the Marsico Global Fund – Pro Forma Combined. Adjustment was calculated by exchanging the shares held of the Acquired Fund by the Trustees’ Deferred Fee Plan for shares in the Marsico Global Fund – Pro Forma Combined. The market value of the Acquired Fund’s shares held by the Trustees’ Deferred Fee Plan was divided by the net asset value per share of the Surviving Fund to derive the estimated shares owned of Marsico Global Fund – Pro Forma Combined by the Trustees’ Deferred Fee Plan.

(b)	To adjust the Marsico Global Fund – Pro Forma Combined equity components by the undistributed net investment loss and accumulated net realized gain amounts of the Acquired Fund.

(c)	To adjust “Shares Outstanding” of the Marsico Global Fund – Pro Forma Combined based on combining the Acquired Fund at the Surviving Fund’s net asset value per share.

(d)	To adjust “Net Asset Value, Redemption Price and Offering Price Per Share” of the Marsico Global Fund – Pro Forma Combined based on combining the Acquired Fund at the Surviving Fund’s net asset value per share.

(e)	To adjust “Investment advisory fees” for the Marsico Global Fund – Pro Forma Combined at the combined average daily net assets of the Acquired Fund and Surviving Fund.

(f)	To adjust “Transfer agent fees and expenses” for the Marsico Global Fund – Pro Forma Combined for sub-transfer agency fees and expenses as well as transfer agent fees assessed on a per shareholder account basis.

(g)	To remove certain duplicative fees or expenses as a result of the Reorganization.

(h)	To adjust “Trustees’ fees and expenses” for the mark to market unrealized appreciation during the twelve-month period for shares held in the Trustees’ Deferred Fee Plan in the Marsico Global Fund – Pro Forma Combined. The market value of the shares held of the Acquired Fund was utilized to convert the Trustees’ Deferred Fee Plan shares to the equivalent number of shares in the Marsico Global Fund – Pro Forma Combined as of April 1, 2017.

(i)	To adjust “Fund administration fees” for the Marsico Global Fund – Pro Forma Combined using the Surviving Fund’s administration fee rates at the combined average daily net assets of the Acquired Fund and Surviving Fund.

(j)	To adjust “Custody and fund accounting fees” for the types of investment securities held by the Marsico Global Fund – Pro Forma Combined portfolio during the twelve-month period at the contracted rates for the Surviving Fund.

(k)	To restate expenses waived and/or reimbursed using the expense limitation cap for the Marsico Global Fund – Pro Forma Combined portfolio at the combined average daily net assets of the Acquired Fund and Surviving Fund and the combined pro forma expenses.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS

Prior to the Reorganization, the Acquired Fund generated realized net capital gains and net investment income for tax purposes. It is currently estimated that the Acquired Fund will be required to distribute to its shareholders both net capital gains and net investment income prior to the Reorganization date, which is anticipated to be on or about August 3, 2018 (or on a later date as the parties may agree). Shareholders of the Acquired Fund will generally be taxed on any resulting distributions.

9

The Marsico Investment Fund

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Reference is made to Article IX, Section 2, of the Registrant’s Trust Instrument.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Article IX, Section 2 of the Trust Instrument provides in part that every person who is, or has been, a Trustee, officer, employee, manager, or agent of the Trust (including certain specifically defined persons) (each a “Covered Person”) shall be indemnified by the Trust against liability and all expenses reasonably incurred or paid by such Covered Person in connection with any claim, action, suit, or proceeding in which such person becomes involved by virtue of being or having been a Covered Person unless: (i) such Covered Person was adjudicated to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the person’s office, or was adjudicated not to have acted in good faith in the reasonable belief that the Covered Person’s action was in or not opposed to the best interests of the Trust; or (ii) in the event of a Settlement unless one of the conditions set forth in the Trust Instrument is satisfied. Indemnification agreements with certain current or former Trustees further address the Trust’s indemnification obligations to those Covered Persons.

Section 5 of the Amended and Restated Distribution Agreement between the Registrant and UMB Distribution Services, LLC provides for indemnification of UMB Distribution Services, LLC, in connection with certain claims and liabilities to which UMB Distribution Services, LLC, in its capacity as Registrant’s Distributor, may be subject. A copy of the Amended and Restated Distribution Agreement is incorporated by reference herein as Exhibit (e). Article V. B. of the Amended and Restated Transfer Agent Agreement between the Registrant and UMB Fund Services, Inc. similarly provides for indemnification of UMB Fund Services, Inc. in connection with certain claims and liabilities to which UMB Fund Services, Inc., in its capacity as Registrant’s Transfer Agent, may be subject. A copy of the Amended and Restated Transfer Agency Agreement is incorporated by reference herein as Exhibit (h)(4).

ITEM 16. EXHIBITS

(1)	Trust Instrument

(i)	Trust Instrument - Incorporated by reference to Exhibit (1)(a) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on October 1, 1997.

(ii)	Amended Schedule A to the Trust Instrument – Incorporated by reference to Exhibit (a)(2) to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on December 28, 2010.

(iii)	Certificate of Trust – Incorporated by reference to Exhibit (1)(b) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on October 1, 1997.

(iv)	Amendment to Trust Instrument dated May 14, 2014 – Incorporated by reference to Exhibit (a)(4) to the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 29, 2015.

10

(v)	Amendment to Trust Instrument dated August 12, 2015 – Incorporated by reference to Exhibit (a)(5) to the Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 28, 2016.

(2)	By-Laws

(i)	By-Laws - Incorporated by reference to Exhibit (2) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on October 1, 1997.

(3)	Voting Trust Agreement—Not Applicable

(4)	Agreement and Plan of Reorganization – Filed herewith.

(5)	Instruments defining the rights of holders of the securities being registered – included in relevant portions of the Amended Trust Instrument and By-Laws of the Registrant.

(6)	Investment Advisory Contracts

(i)	Amended Investment Advisory Agreement between Registrant and Marsico Capital Management, LLC with respect to the Marsico Focus Fund – Incorporated by reference to Exhibit (d)(1) to the Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 28, 2016.

(ii)	Amended Investment Advisory Agreement between Registrant and Marsico Capital Management, LLC with respect to the Marsico Growth Fund – Incorporated by reference to Exhibit (d)(2) to the Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 28, 2016.

(iii)	Amended Investment Advisory Agreement between Registrant and Marsico Capital Management, LLC with respect to the Marsico 21st Century Fund – Incorporated by reference to Exhibit (d)(3) to the Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 28, 2016.

(iv)	Amended Investment Advisory Agreement between Registrant and Marsico Capital Management, LLC with respect to the Marsico International Opportunities Fund – Incorporated by reference to Exhibit (d)(4) to the Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 28, 2016.

(v)	Amended Investment Advisory Agreement between Registrant and Marsico Capital Management, LLC with respect to the Marsico Flexible Capital Fund – Incorporated by reference to Exhibit (d)(5) to the Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 28, 2016.

(vi)	Amended Investment Advisory Agreement between Registrant and Marsico Capital Management, LLC with respect to the Marsico Global Fund – Incorporated by reference to Exhibit (d)(6) to the Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 28, 2016.

11

(7)	Underwriting Contracts

(i)	Amended and Restated Distribution Agreement - Incorporated by reference to Exhibit (e) to the Post-Effective Amendment No. 9 of the Registrant's Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on November 27, 2002.

(ii)	Amended and Restated Schedule A to the Amended and Restated Distribution Agreement - Incorporated by reference to Exhibit (e)(2) to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on December 28, 2010.

(iii)	Amended and Restated Schedule A to the Amended and Restated Distribution Agreement – Incorporated by reference to Exhibit (e)(3) to the Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 30, 2013.

(iv)	Second Amended and Restated Schedule B to the Amended and Restated Distribution Agreement – Incorporated by reference to Exhibit (e)(4) to the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 29, 2015.

(v)	Standard Dealer Agreement (FINRA-regulated) – Incorporated by reference to Exhibit (m)(2)(a) to the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 29, 2015.

(vi)	Standard Dealer Agreement (exempt) – Incorporated by reference to Exhibit (m)(2)(b) to the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 29, 2015.

(8)	Marsico Investment Fund Trustees Deferred Fee Plan - Incorporated by reference to Exhibit (f) to the Post-Effective Amendment No. 14 of the Registrant's Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 31, 2006.

(9)	Custodian Agreement

(i)	Custodian Agreement - Incorporated by reference to Exhibit (8) to the Pre-Effective Amendment No. 2 of the Registrant's Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on December 12, 1997.

(ii)	Amendment to Custodian Agreement - Incorporated by reference to Exhibit (g)(2) to the Post-Effective Amendment No. 8 of the Registrant's Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 28, 2002.

12

(10)	Rule 12b-1 Plan and Rule 18f-3 Plan

(i)	Second Amended and Restated Distribution and Service Plan – Incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 42 of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 30, 2018.

(ii)	Rule 18f-3 Plan—Not Applicable

(11)	Opinion and Consent of Dechert LLP regarding legality of issuance of shares – Filed herewith.

(12)	Opinion and Consent of Dechert LLP regarding tax matters – To be filed by amendment.

(13)	Other Material Contracts

(i)	Amended and Restated Administration Agreement - Incorporated by reference to Exhibit (h)(1) to the Post-Effective Amendment No. 9 of the Registrant's Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on November 27, 2002.

(ii)	Amendment to Amended and Restated Administration Agreement - Incorporated by reference to Exhibit (h)(2) to the Post-Effective Amendment No. 11 of the Registrant's Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 30, 2004.

(iii)	Amended and Restated Schedule A to the Amended and Restated Administration Agreement - Incorporated by reference to Exhibit (h)(3) to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on December 28, 2010.

(iv)	Amended and Restated Schedule A to the Amended and Restated Administration Agreement – Incorporated by reference to Exhibit (h)(4) to the Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 30, 2013.

(v)	Amended and Restated Transfer Agency Agreement - Incorporated by reference to Exhibit (h)(2) to the Post-Effective Amendment No. 9 of the Registrant's Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on November 27, 2002.

(vi)	Addendum to Transfer Agency Agreement - Incorporated by reference to Exhibit (h)(3) to the Post-Effective Amendment No. 9 of the Registrant's Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on November 27, 2002.

(vii)	Addendum to Transfer Agency Agreement - Incorporated by reference to Exhibit (h)(5) to the Post-Effective Amendment No. 11 of the Registrant's Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 30, 2004.

(viii)	Amended and Restated Schedule C to the Amended and Restated Transfer Agency Agreement - Incorporated by reference to Exhibit (h)(6) to the Post-Effective Amendment No. 12 of the Registrant's Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on November 29, 2004.

(ix)	Amended and Restated Schedule A to the Amended and Restated Transfer Agency Agreement - Incorporated by reference to Exhibit (h)(8) to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on December 28, 2010.

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(x)	Amended and Restated Schedule A to the Amended and Restated Transfer Agency Agreement – Incorporated by reference to Exhibit (h)(11) to the Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 30, 2013.

(xi)	Expense Limitation Agreement relating to the Marsico Focus Fund, the Marsico Growth Fund, the Marsico International Opportunities Fund, the Marsico 21st Century Fund, the Marsico Flexible Capital Fund and the Marsico Global Fund - Incorporated by reference to Exhibit (h)(11) to Post-Effective Amendment No. 42 of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 30, 2018.

(xii)	Expense Limitation Agreement relating to the Marsico Global Fund - Filed herewith.

(xiii)	Master Accounting Services Agreement - Incorporated by reference to Exhibit (h)(11) to the Post Effective Amendment No. 20 of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on June 25, 2007.

(xiv)	Amended Appendix A to the Master Accounting Services Agreement - Incorporated by reference to Exhibit (h)(13) to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on December 28, 2010.

(14)	Other opinions - Consent of Independent Registered Public Accounting Firm – Filed herewith.

(15)	Omitted financial statements – Not applicable.

(16)	Powers of Attorney - Filed herewith.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters discussed in this registration statement, as provided for in Section 8.4 of the Agreement and Plan of Reorganization filed as an exhibit herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Hartford, and State of Connecticut, on the 1st day of June, 2018.

THE MARSICO INVESTMENT FUND

By:	/s/ Thomas F. Marsico
Thomas F. Marsico* President
By:	/s/ Anthony H. Zacharski
Anthony H. Zacharski As ATTORNEY-IN-FACT

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities indicated on the 1st day of June, 2018.

SIGNATURE	TITLE

/s/ Thomas F. Marsico	Trustee, President and Chief Executive Officer
Thomas F. Marsico*

/s/ Christopher J. Marsico	Trustee, Executive Vice President and Chief Operating Officer (Principal Executive Officer)
Christopher J. Marsico*
/s/ Michael D. Rierson	Trustee
Michael D. Rierson*

/s/ Joseph T. Willett	Trustee
Joseph T. Willet*

/s/ Jay S. Goodgold	Trustee
Jay S. Goodgold*

/s/ Elizabeth Hoffman	Trustee
Elizabeth Hoffman*

* By:	/s/ Anthony H. Zacharski
Anthony H. Zacharski As ATTORNEY-IN-FACT

*	Pursuant to powers of attorney filed herewith.

Exhibit List

Exhibit No.	Description of Exhibit
4	Agreement and Plan of Reorganization
11	Opinion and Consent of Dechert LLP regarding legality of issuance of shares
13(xii)	Expense Limitation Agreement relating to the Marsico Global Fund
14	Consent of Independent Registered Public Accounting Firm
16	Powers of Attorney

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